                                          1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No. 42 ........................        X
                                ----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 43 .......................................        X
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                              VISION GROUP OF FUNDS, INC.

                  (Exact Name of Registrant as Specified in Charter)

               5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                               C. Todd Gibson, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b) X_ on June 30, 2000 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on
________________ pursuant to paragraph (a) (i) _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire Dickstein Shapiro Morin & Oshinsky LLP 2101 L
Street, N.W.

Washington, D.C.  20037

PROSPECTUS

Vision Group of Funds, Inc.

CLASS A SHARES

Vision Treasury Money Market Fund
Vision Money Market Fund
Vision New York Tax-Free Money Market Fund
Vision U.S. Government Securities Fund
Vision New York Municipal Income Fund

CLASS A SHARES AND CLASS B SHARES

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Vision Large Cap Value Fund (formerly, Vision Equity Income Fund)
Vision Mid Cap Stock Fund
Vision Large Cap Growth Fund
Vision Large Cap Core Fund

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Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Risks and Performance	;	1
What are the Funds' Fees and Expenses?		11
What are the Equity Funds' Investment Strategies?		13
What are the Funds' Main Investments and Investment Techniques?		15
Specific Risks of Investing in the Funds		17
What do Shares Cost?		19
How are the Funds Sold?		21
How to Purchase Shares		22
How to Redeem Shares		23
How to Exchange Shares		25
Account and Share Information		26
Who Manages the Funds?		26
Financial Information		28

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JUNE 30, 2000

Fund Goals, Strategies, Risks and Performance

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This Prospectus of the Vision Group of Funds, Inc. (the "Corporation") offers Class A Shares of five portfolios, including three Money Market Funds and two Income Funds and Class A and Class B Shares of four Equity Funds . Treasury Money Market Fund and Money Market Fund offer another class of shares, Class S Shares under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

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PERFORMANCE

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On the following pages are performance information for each Fund and its Class A Shares and Class B Shares, if applicable. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

For Funds that offer both Class A and B Shares (Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund andLarge Cap Core Fund ), the SEC requires us to show Class A Shares because it has the longest operating history.

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BAR CHARTS

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.

Average Annual Total Return

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Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares and Class B Shares, if applicable of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 1999. The Funds' total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds , which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

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MONEY MARKET FUNDS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the Funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing primarily in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations are high quality, short-term investments that generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

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Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load).

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.24%.

Within the periods shown in the Chart, the Fund's Class A Shares highest quarterly return was 1.86% (quarter ended September 30, 1990). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).

Average Annual Total Return

The following table represents the Fund's Class A Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

;	Class A Shares
1 Year	4.38%
5 Years	4.88%
10 Years	4.70%

The Fund's Class A Shares 7-Day Net Yield as of December 31, 1999 was 4.51%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing in a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

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Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load).

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.32%.

Within the periods shown in the Chart, the Fund's Class A Shares highest quarterly return was 1.95% (quarter ended June 30, 1990). Its lowest quarterly return was 0.71% (quarter ended June 30, 1993).

Average Annual Total Return

The following table represents the Fund's Class A Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Class A Shares
1 Year	4.61%
5 Years	5.03%
10 Years	4.87%

The Fund's Class A Shares 7-Day Net Yield as of December 31, 1999 was 5.12%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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VISION NEW YORK TAX-FREE MONEY MARKET FUND

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund pursues its goal by investing in a portfolio of high-quality, short-term tax-exempt debt obligations (municipal securities) that generally mature in 397 days or less from the time of investment. The dollar-weighted average maturity of the Fund will not exceed 90 days. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in debt obligations that pay interest exempt from federal regular income tax. When possible, the Fund intends to invest, under normal market conditions, at least 80% of its net assets in securities issued by the State of New York and its political subdivisions (New York municipal securities). If the Fund pays dividends from interest it earns on its New York municipal securities investments, the dividends will be exempt from federal regular income tax, as well as New York State and New York City income taxes.

Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

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Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load).

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 0.76%.

Within the periods shown in the Chart, the Fund's highest quarterly return was 1.29% (quarter ended September 30, 1990). Its lowest quarterly return was 0.38% (quarters ended September 30, 1992 and March 31, 1993).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Return for the calendar periods ended December 31, 1999.

Fund
1 Year	2.71%
5 Years	3.02%
10 Years	2.97%

The Fund's 7-Day Net Yield as of December 31, 1999 was 4.04%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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Income Funds

VISION U.S. GOVERNMENT SECURITIES FUND

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting of securities that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage-backed securities, including Adjustable Rate Mortgage Securities (ARMS) and Collateralized Mortgage Obligations (CMOs) are included within the definition of "U.S. Government Securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset-backed securities, etc.).

Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

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The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.13%.

Within the period shown in the Chart, the Fund's highest quarterly return was 6.45% (quarter ended June 30, 1995). Its lowest quarterly return was (2.81%) (quarter ended June 30, 1994).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad-based market index. LBABI is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. Agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	Class A	LBABI
1 Year	(6.74%)	(0.82%)
5 Years	5.85%	7.73%
Start of Performance[1]	3.68%	5.67%

1 The Fund's start of performance date was September 22, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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VISION NEW YORK MUNICIPAL INCOME FUND

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

The Fund pursues its goal by investing primarily in securities that pay interest which is exempt from federal regular income tax and personal income taxes imposed by the State of New York and New York municipalities. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities that pay interest which is exempt from federal regular income tax. However, the interest on these securities may be subject to the federal alternative minimum tax or "AMT." Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the State of New York, its political subdivisions or agencies that pay interest which is exempt from the personal income tax imposed by the State of New York and New York municipalities.

Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

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The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.83%.

Within the period shown in the Chart, the Fund's highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48%) (quarter ended March 31, 1994).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI), and the Lehman Brothers New York Tax-Exempt Index (LBNYTEI), broad-based market indexes. LSGOBI is an index comprised of all state obligation debt issues. LBNYTEI is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	Class A	LSGOBI	LBNYTEI
1 Year	(9.07%)	(1.13%)	(2.04%)
5 Years	4.93%	6.75%	7.15%
Start of Performance[1]	3.49%	4.79%	5.07%

1 The Fund's start of performance date was September 22, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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Equity Funds

VISION LARGE CAP VALUE FUND

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental consideration.

Strategy

The Fund pursues its goal by investing primarily in a diversified portfolio of income-producing equity securities of U.S. companies that are considered "large cap." Equity securities include common and preferred stocks, as well as convertible securities. The adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

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Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was (0.64%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (11.14%) (quarter ended September 30, 1998).

Average Annual Total Return

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999.

The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Standard & Poor's 500/Barra Value Index ("S&P BV"), a broad-based market index. The S&P BV is constructed by sorting the S&P 500 based on their price/book ratios, with the low price/book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

	Class A	Class B	S&P BV
1 Year	(9.63%)	N/A	12.38%
Start of Performance[1]	4.03%	(4.76%)	12.68%

1 The Fund's Class A Shares and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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VISION MID CAP STOCK FUND

Goal

To provide total return.

Strategy

The Fund pursues its goal by investing primarily in a diversified portfolio of mid-cap stocks. These stocks will be of comparable size to those that comprise the S&P Mid Cap 400 Index. Independence Investment Associates, Inc., the Fund's sub-adviser ("IIA" or "sub-adviser"), will select stocks based upon both their relative value and potential for growth. The Fund's total return will result mostly from capital appreciation rather than income.

Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's subadviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.< /P>

Total Return Bar Chart and Table

[Graphic Represention Omitted - See Appendix]

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The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 14.19%.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98%) (quarter ended September 30, 1998).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999.

The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Standard & Poor's Mid Cap 400 Index (S&P 400) and the Russell Midcap Value Index (RMVI), broad-based market indexes. S&P 400 is a capitalization weighted index that measures the performance of the mid-range of the U.S. stock market. RMVI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the market capitalization of the Russell 1000 Index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	Class A	S&P 400	RMVI
1 Year	8.12%	14.74%	(0.11%)
5 Years	14.78%	23.05%	18.01%
Start of Performance[1]	11.85%	18.69%	14.34%

1 The Fund's Class A Shares start of performance date was November 29, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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VISION LARGE CAP GROWTH FUND

Goal

To provide capital appreciation.

Strategy

Montag & Caldwell, Inc., the Fund's sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage;
  are currently, or have the potential to become industry leaders; and
  have the potential to outperform during market downturns.

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION LARGE CAP CORE FUND

Goal

To provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests primarily in a diversified portfolio of equity securities (primarily common stocks) of companies that have a market capitalization of at least $10 billion, which are generally considered "large cap" stocks. The Adviser utilizes a blended style of investing by using a growth-based strategy or value-based strategy (or both), as market conditions dictate. Under normal market conditions, the Fund intends to invest at least 65% of its assets in these large-cap equity securities that are expected to produce capital appreciation. The Fund will also consider to a lesser extent whether a stock offers the opportunity for income.

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.</r>

PRINCIPAL RISKS OF THE FUNDS

The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Money Market Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Vision Funds. Following are additional risks associated with investments in the Funds.

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Risks	Treasury Money Market Fund	Money Market Fund	NY Tax-Free Money Market Fund	U.S. Government Securities Fund	NY Municipal Income Fund	Large Cap Value Fund	Mid Cap Stock Fund	Large Cap Growth Fund	Large Cap Core Fund
Stock Market Risks[1]						X	X	X	X
Risks Related to Investing for Growth[2]							X	X	X
Risks Related to Investing for Value[3]						X	X		X
Risks Related to Company Size[4]							X
Interest Rate Risks[5]	X	X	X	X	X
Credit Risks[6]	X	X	X	X	X
Call Risks[7]	X	X		X	X
Prepayment Risks[8]		X		X	X
Tax Risks[9]			X		X
Risks of Non-diversification[10]					X
New York Investment Risks[11]			X		X

1 The risk posed by the fact that the value of equity securities rise and fall.

2 Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

3 Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

4 The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

5 The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.

6 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

7 The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

8 The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.

9 Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

10 Since this Fund is non-diversified, there is a risk that any one issuer may have a greater impact on the Fund's Share price and performance compared to that of a diversified fund.

11 These Funds emphasize investments in New York and are more subject to events that may adversely affect New York issuers.

What are the Funds' Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Funds.

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Shareholder Fees	Treasury Money Market Fund	Money Market Fund	N Y Tax-Free Money Market Fund	U. S. Government Securities Fund	N Y Municipal Income Fund
Fees Paid Directly From Your Investment	Class A	Class A	Class A	Class A	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%	0.50%	0.70%	0.70%
Distribution (12b-1) Fee[3]	None	None	None	0.25%	0.25%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.16%	0.18%	0.19%	0.28%	0.35%
Total Annual Fund Operating Expenses	0.91%	0.93%	0.94%	1.48%	1.55%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2000.

Total Waiver of Fund Expenses	0.33%	0.30%	0.34%	0.55%	0.70%
Total Actual Annual Operating Expenses (After Waivers and Reimbursements)	0.58%	0.63%	0.60%	0.93%	0.85%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Treasury Money Market Fund, Money Market Fund, N Y Tax Free Money Market Fund, U. S. Government Securities Fund and New York Municipal Income Fund (after the voluntary waiver) was 0.42%, 0.45%, 0.41%, 0.65% and 0.50%, respectively for the fiscal year ended April 30, 2000.

3 The Funds did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were paying or accruing the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."

4 The Treasury Money Market Fund, Money Market Fund, N Y Tax Free Money Market Fund, U. S. Government Securities Fund and New York Municipal Income Fund did not pay or accrue shareholder services fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."

Shareholder Fees	Large Cap Value Fund		Mid Cap Stock Fund		Large Cap Growth Fund		Large Cap Core Fund
Fees Paid Directly From Your Investment	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	5.00%	None	5.00%	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.85%	0.85%	0.85%[2]	0.85%[2]	0.85%	0.85%
Distribution (12b-1) Fee	0.25%[3]	0.75%	0.25%	0.75%	0.25%[3]	0.75%[5]	0.25%	0.75%
Shareholder Services Fee	0.25%[4]	0.25%	0.25%	0.25%	0.25%[4]	0.25%[5]	0.25%	0.25%
Other Expenses[5]	0.48%	0.48%	0.29%	0.29%	0.82%	0.82%	0.92%	0.92%
Total Annual Fund Operating Expenses	1.68%	2.18%	1.64%	2.14%	2.17%	2.67%	2.27%	2.77%

1 Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ended April 30, 2001.

Total Waiver of Fund Expenses	0.50%	0.00%	0.25%	0.00%	0.50%	0.00%	0.50%	0.00%
Total Actual Annual Operating Expenses (After Waivers and Reimbursements)	1.18%	2.18%	1.39%	2.14%	1.67%	2.67%	1.77%	2.77%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Large Cap Growth Fund (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2000. The advisory fee for the Large Cap Growth Fund is expected to be 0.85% for the fiscal year ending April 30, 2001.

3 The Funds did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were accruing or paying the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration." The Funds' Class A Shares do not expect to pay or accrue the distribution (12b-1) fee for the fiscal year ending April 30, 2001.

4 The Large Cap Value Fund, Large Cap Growth Fund and Large Cap Core Fund did not pay or accrue shareholder services fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration." The Large Cap Value Fund, Large Cap Growth Fund and Large Cap Core Fund Class A Shares, do not expect to pay or accrue the shareholder services fee for the fiscal year ending April 30, 2001.

5 Other Expenses are based on estimated amounts for the fiscal year ending April 30, 2001. Other expenses for the Large Cap Value Fund, Mid Cap Stock Fund and Large Cap Growth Fund were 0.29%, 0.50% and 3.65%, respectively for the year ended April 30, 2000. With respect to Large Cap Growth Fund, the administrator and adviser voluntarily waived fees and reimbursed operating expenses during the fiscal year ended April 30, 2000. The administrator and adviser anticipate terminating these voluntary waivers and reimbursements on May 1, 2000.

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EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Treasury Money Market Fund	$93	$290	$504	$1,120
Money Market Fund	$95	$296	$515	$1,143
NY Tax-Free Money Market Fund	$96	$300	$520	$1,155
U.S. Government Securities Fund	$594	$897	$1,222	$2,139
NY Municipal Income Fund	$601	$918	$1,257	$2,212
Large Cap Value Fund	$711	$1,050	$1,412	$2,428
Mid Cap Stock Fund	$708	$1,039	$1,393	$2,387
Large Cap Growth Fund	$758	$1,192	N/A	N/A
Large Cap Core Fund	$767	$1,220	N/A	N/A
Class B Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund
Expenses assuming redemption	$721	$982	N/A	N/A
Expenses assuming no redemption	$221	$682	N/A	N/A
Mid Cap Stock Fund
Expenses assuming redemption	$717	$970	N/A	N/A
Expenses assuming no redemption	$217	$670	N/A	N/A
Large Cap Growth Fund
Expenses assuming redemption	$770	$1,129	N/A	N/A
Expenses assuming no redemption	$270	$829	N/A	N/A
Large Cap Core Fund
Expenses assuming redemption	$780	$1,159	N/A	N/A
Expenses assuming no redemption	$280	$859	N/A	N/A

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What are the Equity Funds' Investment Strategies?

Each Fund's investment strategy is described earlier under "Fund Goals, Strategies, Risks and Performance." Following is additional information on the investment strategies for certain of the Funds.

VISION LARGE CAP VALUE FUND

The Fund pursues its investment objective by maintaining a diversified portfolio consisting primarily of income-producing equity securities of domestic companies (e.g., common and preferred stocks, convertible securities). The Fund will attempt to provide a yield greater than the average yield offered by the S&P 500 Index and a lower level of price volatility, although there is no assurance that it will be able to do so. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of company's earnings and dividend growth prospects, risk/volatility of the company's industry, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they present opportunities for income and capital appreciation.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in equity securities that are expected to produce current income. In selecting investments, the Adviser intends to focus on large capitalization (large-cap) companies which are those companies with a market capitalization of at least $10 billion or more at the time of investment. The Adviser also may invest, to a lesser extent, in medium capitalization (mid-cap) or small capitalization (small-cap) companies which are generally companies with a market capitalization under $10 billion.

The Adviser also will focus on stocks of companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered to have inherent value or future prospects that are not currently reflected in their stock price. Accordingly, value stocks may have a price/earnings ratio less than the S&P 500 Index, lower than average price to book value, and higher than average dividend yields than competitors, and thereby offer greater income and growth potential.

VISION MID CAP STOCK FUND

The Fund pursues its goal by investing in a diversified portfolio of mid-cap stocks. The sub-adviser selects stocks of mid-cap companies from a broader universe of stocks of approximately 550 large- and mid-sized companies that evolves over time. The sub-adviser initially selects approximately 550 stocks across all industry sectors that meet its investment criteria of attractive valuation with growth potential. This is not an actual stock index, but more similar to a working list generated by the sub-adviser from which it selects appropriate portfolio securities for its clients (e.g., mid cap stocks in the case of the Fund).

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For the Fund, a mid-cap company is one whose capitalization is within the S&P Mid Cap 400 Index's capitalization range. As of April 28, 2000, the index's range was $193.9 million to $24.1 billion, but frequently changes as the market value of the stocks that comprise the index changes or as stocks are added or removed from the index. Companies whose capitalizations are outside this index's range after purchase also are considered medium capitalization companies. Because the Fund invests in the same types of stocks as those that comprise the S&P Mid Cap 400 Index, it will have similar risk and volatility characteristics of the mid cap stocks that are included in the index.</r>

The sub-adviser's investment research team is organized by industry and tracks the companies in the universe to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

  value, meaning they appear to be underpriced;
  momentum, meaning they show potential for strong growth.

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This process, together with a risk/return analysis relative to the S&P Mid Cap 400 Index, results in a portfolio of approximately 140 to 160 medium capitalization stocks from the top 60% of the universe.

In normal market conditions, the Fund is almost entirely invested in stocks, and will invest at least 65% of its assets in mid-cap stocks. Although the Fund's goal of total return includes both capital appreciation and income, there is no requirement that it come from both. It is expected that most, if not all, of the Fund's total return will come from the appreciation of stocks in the Fund's portfolio.

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VISION LARGE CAP GROWTH FUND

The Fund pursues its goal by investing in a diversified portfolio of equity securities (primarily common stocks) of the largest growth-oriented companies traded in the U.S. stock markets. It is expected that the Fund, as a whole, will have the overall portfolio characteristics that define it as "large cap growth."

Large capitalization companies have a market capitalization of $10 billion or more at the time of investment. The Fund may also invest, to a lesser extent, in mid-cap or small-cap companies which are generally companies with a market capitalization under $10 billion.

Montag & Caldwell's strategy for the Fund is "growth at a price," a strategy that simply means the Fund invests in stocks of companies with long-term earnings growth potential but which are currently selling at a discount to their estimated true long-term value.

Growth stocks, in general, tend to be highly valued relative to their current earnings. These companies may include those that the market is willing to pay more for because they are recognized leaders or well-known household names with the potential for powerful, consistent earnings growth and which may be worth more in the future. Montag & Caldwell (Subadviser) will attempt to identify similar stocks which, for whatever reason, are currently out of favor and selling at a discount to their fair value as defined by their disciplines. The Subadviser summarizes this strategy as buying the right company at the right price at the right time.

The Subadviser follows an "add or delete" strategy when determining when to sell a stock. Basically, this means that a stock whose earnings fall short of expectations will be sold (i.e., "deleted") if the Subadviser determines it is not willing to "add" to the Fund's current position. Fund portfolio securities are also cut back or sold entirely once the Subadviser determines they have become overvalued--typically companies which have met or exceeded expectations and whose prices have risen commensurately.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in large-cap equity securities that are expected to produce growth or capital appreciation. The Fund will also consider to a lesser extent whether the securities offer the opportunity for current income.

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VISION LARGE CAP CORE FUND

The Fund pursues its goal by investing in a diversified portfolio of equity securities (primarily common stocks) that are considered "large cap." It is expected that the Fund, as a whole, will have the overall portfolio characteristics that define it as "large cap core," which is an investment style that has elements of both growth and value investing. Large capitalization companies have a market capitalization of $10 billion or more at the time of investment. The Fund may also invest, to a lesser extent, in mid-cap or small-cap companies which are generally companies with a market capitalization under $10 billion and $1 billion, respectively.

The Fund's manager utilizes a strategy of "Risk Controlled, Thematic, GARP (Growth at a Reasonable Price)." This strategy attempts to control portfolio risk by utilizing investments that are larger components of the Standard & Poor's 500 Index ("S&P 500"); identify major macro forces (themes and trends) that will influence the economic environment and buy stocks that are at attractive valuations relative to their peers. The Adviser will also have the option of pursuing a growth-based or a value-based strategy as market conditions dictate.

Growth stocks, in general, tend to be highly valued relative to their current earnings. These companies may include those that the market is willing to pay more for because they are recognized leaders or well-known household names with the potential for powerful, consistent earnings growth and which may be worth more in the future.

When looking for value stocks, the Adviser will attempt to identify investments which, for whatever reason, are currently out of favor and selling at a discount to their fair market value as defined by the Adviser's disciplines. These value companies' stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in large-cap equity securities that are expected to produce growth or capital appreciation. The Fund will also consider to a lesser extent whether the securities offer the opportunity for current income.

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What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Equity Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER (EQUITY AND INCOME FUNDS ONLY )

Each Fund (other than the Money Market Funds ) actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

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TEMPORARY DEFENSIVE INVESTMENTS

The NY Tax-Free Money Market Fund, NY Municipal Income Fund, Mid Cap Stock Fund andLarge Cap Core Fund may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

The value of equity securities in each Equity Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

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RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the NY Tax-Free Money Market Fund andNY Municipal Income Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund may be subject to the AMT.

RISKS OF NON-DIVERSIFICATION

The NY Municipal Income Fund is non-diversified. Compared to diversified mutual funds, this Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

NEW YORK INVESTMENT RISKS

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

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Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact the NY Tax-Free Money Market Fund's or NY Municipal Income Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares. Only the Equity Funds offer Class B Shares. The differences between the two classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Money Market Funds and Class B Shares of the Equity Funds do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.</r>

The value of Shares of the Income andEquity Funds is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.

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NAV for the Income and Equity Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Funds is determined at 12:00 p.m. (Eastern time), 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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Each Fund's current NAV and/or public offering price may be found in the mutual funds section of certain local newspapers under Vision Funds.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

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The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Equity Funds and 4.50% on the Income Funds . The Money Market Funds and Class B Shares of theEquity Funds have no front-end sales charge. The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares of Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund andLarge Cap Core Fund is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

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SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares of Large Cap Value Fund and Mid Cap Stock Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

Class A Shares of U.S. Government Securities Fund and New York Municipal Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  by you, your spouse, and your children under age 21; or
  of the same share class of two or more Vision Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 13 months (call your investment professional or see the Fund's purchase application for more information).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  by exchanging Shares from the same share class of another Vision Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a current or retired Director or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;
  as an employee of a dealer which has a selling group agreement with the Distributor;
  as an investor referred by any sub-adviser to the Funds.</r>

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., or M&T Bank's Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

Shares Held Up To:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

You will not be charged a CDSC when redeeming Class B Shares:

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  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;
  that you exchanged into the same share class of another Vision Fund where the Shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;
  of Shares held by Directors, employees, and sales representatives of the Funds, the Distributor, or affiliates of the Funds or Distributor, employees of any investment professional that sells Shares of the Funds pursuant to a sales agreement with the Distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through such entities;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the last surviving shareholder of the account.</r>

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other Vision Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

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Treasury Money Market Fund andMoney Market Fund offer two share classes: Class A Shares and Class S Shares. NY Tax-Free Money Market Fund, U.S. Government Securities Fund, andNY Municipal Income Fund offer one share class: Class A Shares. Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund andLarge Cap Core Fund offer two share classes: Class A Shares and Class B Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates only to Class A Shares and Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class S Shares.</r>

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

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Each Fund (other than the Money Market Funds ) has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds' Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a subadviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds have no present intention of paying or accruing 12b-1 fees on Class A Shares.</r>

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information. Except for Mid Cap Stock Fund , no Fund has a present intention of paying or accruing shareholder servicing fees on Class A Shares.

How to Purchase Shares

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Payment may be made by check or federal funds wire or by debiting your account at M&T Bank or any of its affiliate banks.

Purchase orders for the Money Market Funds must be received by 11:00 a.m. (Eastern time) to receive that day's dividend. For settlement of an order to occur, payment must be received by wire by 3:00 p.m. (Eastern time) that same day.

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Purchase orders for the Income and Equity Funds must be received by 4:00 p.m. (Eastern time) in order to receive that day's closing NAV. Purchase orders through Automated Clearing House (ACH) must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.</r>

Where a Fund offers more than one Share Class and you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire system are open.

Money Market Funds

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received that same day. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day.

Income and Equity Funds

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

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PAYMENT BY BANK ACCOUNT TRANSFER

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To purchase Shares of the Funds by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

Money Market Funds

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on that same day.

Income and Equity Funds

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on the next business day.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. NY Tax-Free Money Market Fund and NY Municipal Income Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

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Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut off times, less any applicable CDSC. Shares may be redeemed directly from the Funds by telephone or by mail.</r>

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.

Money Market Funds

If you call before 11:00 a.m. (Eastern time) proceeds will be wired the same day, but you will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time), you will be paid that day's dividend but proceeds will not be wired to your account until the following business day.

Income and Equity Funds

If you call before 4:00 p.m. (Eastern time) you will receive a redemption amount based on that day's NAV. The proceeds of your redemption request will be wired to your account the next business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

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Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.</r>

Normally, a check for the proceeds is mailed within one business day but in no event more than seven business days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

Class A Shares

You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

Class B Shares

A CDSC will not be charged on SWP redemptions of Class B Shares if:

  Shares redeemed are 12% or less of the account value in a single year;
  the account is at least one year old;
  all dividends and capital gains distributions are reinvested; and
  the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

CHECKWRITING

You may request checks to redeem Shares of the Money Market Funds . Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Funds receive the exchange in proper form. You also would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income or Equity Funds . In addition, you may exchange Class A Shares of the Funds into Class A Shares of Federated International Equity Fund at NAV plus any applicable sales charge.

In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

CLASS A SHARE EXCHANGES

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (included Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

CLASS B SHARE EXCHANGES

You may exchange Class B Shares from one Fund to another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

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The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other Vision Funds.</r>

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Money Market Funds

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

Income and Equity Funds

Exchange instructions must be received by M&T Bank's Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

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Shareholders who accept the telephone exchange service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.</r>

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

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You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.</r>

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Fund	Dividends Declared/ Dividends Paid
Money Market Funds and Income Funds	Daily/Monthly
Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund	Quarterly/Quarterly

Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions for the Mid Cap Stock Fund and Large Cap Growth Fund are expected to be primarily capital gains. Fund distributions for the Large Cap Value Fund and Large Cap Core Fund are expected to be both dividends and capital gains. Fund distributions for the Treasury Money Market Fund, Money Market Fund and U.S. Government Securities Fund are expected to be primarily dividends.</r>

It is anticipated that distributions for the NY Tax-Free Money Market Fund and the NY Municipal Income Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each Fund's dividends will be exempt from New York state personal income tax to the extent that they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

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The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 1999, M&T Bank had over $6.0 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 1999, M&T Bank managed $1.8 billion in net assets of money market funds and $300 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.</r>

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

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Fund Name	Advisory Fee
Each Money Market Fund	0.50%
Each Income Fund	0.70%
Large Cap Value Fund	0.70%
Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund	0.85%

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The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

SUB-ADVISERS

The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise more than 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. For its services FIMCO receives a fee based upon a percentage of each Fund's average daily net assets which is paid by the Adviser and not by the Fund. FMICO's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment Associates, Inc. (IIA). IIA has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. IIA is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Mutual Life Insurance Company. IIA and its subsidiaries manages over $30 billion in assets under management. IIA is a sub-adviser for over $12.0 billion in 13 mutual funds, and 7 commingled accounts. In addition, IIA is a sub-adviser to several clients with various accounts totalling more than $1.3 billion. IIA's fee is paid by the Adviser and not the Fund. IIA's address is 53 State Street, Boston, MA 02109.

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The Adviser has delegated daily management of the Large Cap Growth Fund to the subadviser, Montag & Caldwell, Inc. (Montag & Caldwell). Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund's Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $33 billion as of December 31, 1999. For its services, Montag & Caldwell receives a fee based upon a percentage of each Fund's average daily net assets which is paid by the Adviser and not by the Fund. The subadviser's address is 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248.</r>

PORTFOLIO MANAGERS

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The U.S. Government Securities Fund and Large Cap Value Fund are managed by Thomas R. Pierce. Mr. Pierce has been the portfolio manager of the U.S. Government Securities Fund since March 1995 and of the Large Cap Value Fund since December 1999. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.</r>

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Robert J. Truesdell has supervised the investment management of the U.S. Government Securities Fund and New York Municipal Income Fund since their inception. From August 1994 through February 1995, he also served as the portfolio manager of these Funds. Effective December 1999, Mr. Truesdell assumed portfolio manager responsibilities for New York Municipal Income Fund. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds, Inc. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

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The Large Cap Value Fund has been managed since its inception in September 1997 by John E. Leslie III. Mr. Leslie joined M&T Bank in February 1996 as Vice President and Senior Portfolio Manager. His investment experience includes two years with Value Line Asset Management, New York where he was a Senior Portfolio Manager (1994-1996). From 1992 to 1994, Mr. Leslie was an independent consultant designing quantitative equity valuation models and structured investment products. Mr. Leslie obtained his B.A. in Finance from Suffolk University, his MBA from Babson College and is a Chartered Financial Analyst.

The Mid Cap Stock Fund is managed by an investment committee.

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The Large Cap Growth Fund has been managed since its inception in March 2000 by David L. Watson, Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. since 1998. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997 David was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. David received his Bachelor's degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts. David has taught and spoken on many investment topics for various industry associations and regulatory agencies. He also serves on the Regulatory Content Committee of the New York Stock Exchange and is a member of the Professional Qualifications Committee of the Municipal Securities Rulemaking Board.

The Large Cap Core Fund has been managed since its inception in June 2000 by William F. Dwyer. Mr. Dwyer joined M&T Investment Group in January 2000 as Senior Vice President and Chief Investment Officer. He has more than 32 years of investment experience. Most recently Mr. Dwyer served as Chief Investment Officer of Citizen's Financial Group in Rhode Island for six years. Mr. Dwyer holds a Bachelor of Arts Degree from St. Michael's College in Vermont. He earned his M.B.A. from Western New England College in Springfield, Massachusetts and is a Certified Financial Analyst.</r>

Financial Information

FINANCIAL HIGHLIGHTS

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The following financial highlights are intended to help you understand the financial performance of each Fund's Class A Shares and Class B Shares for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.</r>

This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request.

Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's subadviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions In Excess Of Net Investment Income	Distributions From Net Realized Gains
Treasury Money Market Fund--Class A Shares
1996	$1.00	0.05	--	--	(0.05)	--	--
1997	$1.00	0.05	--	--	(0.05)	--	--
1998	$1.00	0.05	--	--	(0.05)	--	--
1999	$1.00	0.04	--	--	(0.04)	--	--
2000	$1.00	0.05	--	--	(0.05)	--	--
Money Market Fund--Class A Shares
1996	$1.00	0.05	--	--	(0.05)	--	--
1997	$1.00	0.05	--	--	(0.05)	--	--
1998	$1.00	0.05	--	--	(0.05)	--	--
1999	$1.00	0.05	--	--	(0.05)	--	--
2000	$1.00	0.05	--	--	(0.05)	--	--
New York Tax-Free Money Market Fund
1996	$1.00	0.03	--	--	(0.03)	--	--
1997	$1.00	0.03	--	--	(0.03)	--	--
1998	$1.00	0.03	--	--	(0.03)	--	--
1999	$1.00	0.03	--	--	(0.03)	--	--
2000	$1.00	0.03	--	--	(0.03)	--	--
U.S. Government Securities Fund
1996	$9.09	0.52	0.22	0.74	(0.52)	--	--
1997	$9.31	0.58	(0.03)	0.55	(0.58)	--	--
1998	$9.28	0.60	0.34	0.94	(0.60)	(0.01)(a)	--
1999	$9.61	0.58	(0.08)	0.50	(0.58)	--	(0.02)
2000	$9.51	0.59	(0.49)	0.10	(0.59)	--	--
New York Municipal Income Fund
1996	$9.67	0.46	0.23	0.69	(0.46)	--	--
1997	$9.90	0.48	0.18	0.66	(0.48)	--	--
1998	$10.08	0.46	0.38	0.84	(0.46)	--	(0.04)
1999	$10.42	0.46	0.19	0.65	(0.46)	--	(0.09)
2000	$10.52	0.46	(0.75)	(0.29)	(0.46)	--	(0.05)
Large Cap Value Fund--Class A Shares(k)
1998(b)	$9.99	0.08	1.47	1.55	(0.07)	--	--
1999	$11.47	0.19	0.78	0.97	(0.19)	--	(0.01)
2000	$12.24	0.18	(0.94)	(0.76)	(0.18)	--	(0.16)
Large Cap Value Fund--Class B Shares(k)
2000(c)	$11.18	0.05	0.12	0.17	(0.06)	--	(0.16)
Mid Cap Stock Fund--Class A Shares(l)
1996	$10.35	0.13	2.98	3.11	(0.11)	--	--
1997	$13.35	0.13	2.35	2.48	(0.13)	--	(0.59)
1998	$15.11	0.11	4.34	4.45	(0.09)	--	(3.34)
1999	$16.13	0.05	(1.67)	(1.62)	(0.07)	--	(0.99)
2000	$13.45	(0.01)	2.54	2.53	(0.02)	--	(0.45)
Mid Cap Stock Fund--Class B Shares
2000(d)	$14.28	(0.03)	1.25	1.22	--	--	--
Large Cap Growth Fund--Class A Shares
2000(e)	$10.00	0.01	0.03	0.04	--	--	--
Large Cap Growth Fund--Class B Shares
2000(f)	$10.31	0.00	(0.27)	(0.27)	--	--	--

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(b) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(c) Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

(d) Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.

(e) Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.

(f) Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.

(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.</r>

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Financial Highlights

				Ratios to Average Net Assets
Year Ended April 30,	Total Distributions	Net Asset Value, End of period	Total Return(g)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(i)	Net Assets, End Of Period (000 Omitted)	Portfolio Turnover
Treasury Money Market Fund--Class A Shares
1996	(0.05)	$1.00	5.25%	0.57%	5.10%	0.09%	$372,884	--
1997	(0.05)	$1.00	4.82%	0.58%	4.75%	0.10%	$373,485	--
1998	(0.08)	$1.00	4.98%	0.59%	4.96%	0.08%	$441,422	--
1999	(0.04)	$1.00	4.54%	0.59%	4.49%	0.08%	$498,548	--
2000	(0.05)	$1.00	4.71%	0.58%	4.62%	0.08%	$423,685	--
Money Market Fund--Class A Shares
1996	(0.05)	$1.00	5.33%	0.58%	5.19%	0.11%	$489,229	--
1997	(0.05)	$1.00	4.93%	0.61%	4.77%	0.10%	$599,817	--
1998	(0.05)	$1.00	5.11%	0.64%	5.00%	0.05%	$686,259	--
1999	(0.05)	$1.00	4.76%	0.63%	4.64%	0.05%	$932,896	--
2000	(0.05)	$1.00	4.95%	0.63%	4.87%	0.05%	$1,095,128	--
New York Tax-Free Money Market Fund
1996	(0.03)	$1.00	3.20%	0.48%	3.14%	0.38%	$65,763	--
1997	(0.03)	$1.00	2.96%	0.50%	2.95%	0.35%	$56,618	--
1998	(0.03)	$1.00	3.14%	0.50%	3.09%	0.28%	$73,345	--
1999	(0.03)	$1.00	2.75%	0.58%	2.69%	0.14%	$110,291	--
2000	(0.03)	$1.00	2.97%	0.60%	3.00%	0.09%	$172,791	--
U.S. Government Securities Fund
1996	(0.52)	$9.31	8.10%	1.16%	5.41%	0.17%	$34,492	132%
1997	(0.58)	$9.28	6.05%	1.11%	6.23%	0.20%	$44,485	121%
1998	(0.61)	$9.61	10.42%	1.03%	6.30%	0.09%	$53,922	70%
1999	(0.60)	$9.51	5.31%	0.92%	5.95%	0.05%	$64,100	68%
2000	(0.59)	$9.02	1.11%	0.93%	6.36%	0.05%	$60,165	46%
New York Municipal Income Fund
1996	(0.46)	$9.90	7.18%	1.04%	4.60%	0.34%	$32,621	113%
1997	(0.48)	$10.08	6.76%	1.01%	4.74%	0.38%	$35,480	79%
1998	(0.50)	$10.42	8.37%	0.96%	4.35%	0.31%	$43,456	45%
1999	(0.55)	$10.52	6.37%	0.82%	4.38%	0.20%	$52,860	44%
2000	(0.51)	$9.72	(2.71%)	0.85%	4.60%	0.20%	$48,081	34%
Large Cap Value Fund--Class A Shares(k)
1998(b)	(0.07)	$11.47	15.51%	1.08%(h)	1.41%(h)	0.52%(h)	$37,403	11%
1999	(0.20)	$12.24	8.59%	1.02%	1.67%	0.00%	$45,582	55%
2000	(0.34)	$11.14	(6.15%)	0.99%	1.53%	--	$30,721	88%
Large Cap Value Fund--Class B Shares(k)
2000(c)	(0.22)	$11.13	1.62%	1.99%(h)	0.17%(h)	--	$10	88%
Mid Cap Stock Fund--Class A Shares(l)
1996	(0.11)	$13.35	30.18%	1.16%	1.09%	--	$65,119	77%
1997	(0.72)	$15.11	18.61%	1.14%	0.87%	--	$114,090	134%
1998	(3.43)	$16.13	31.40%	1.21%	0.65%	--	$143,404	88%
1999	(1.06)	$13.45	(9.26%)	1.20%	0.32%	--	$82,203	145%
2000	(0.47)	$15.51	19.88%	1.54%	(0.13%)	--	$110,651	163%
Mid Cap Stock Fund--Class B Shares
2000(d)	--	$15.50	8.54%	2.45%(h)	(1.82%)(h)	--	$53	163%
Large Cap Growth Fund--Class A Shares
2000(e)	--	$10.04	0.40%	0.00%(h)(j)	1.23%(h)	4.50%(h)	$6,617	1%
Large Cap Growth Fund--Class B Shares
2000(f)	--	$10.04	(2.62%)	0.00%(h)(j)	0.99%(h)	5.50%(h)	$42	1%

(h) Computed on an annualized basis.

(i) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(j) Amount represents less than 0.01%.

(k) Formerly Vision Equity Income Fund, effective August 30, 1999.

(l) Prior to October 15, 1999, reflects operations for Vision Growth and Income Fund.</r>

[Graphic Represention Omitted - See Appendix]

Vision Treasury Money Market Fund

CLASS A SHARES

Vision Money Market Fund

CLASS A SHARES

Vision New York Tax-Free
Money Market Fund

CLASS A SHARES

Vision U.S. Government
Securities Fund

CLASS A SHARES

Vision New York Municipal Income Fund

CLASS A SHARES

Vision Large Cap Value Fund

(formerly, Vision Equity Income Fund)<r>

CLASS A SHARES AND CLASS B SHARES

Vision Mid Cap Stock Fund

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap
Growth Fund

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap Core Fund

CLASS A SHARES AND CLASS B SHARES

JUNE 30, 2000

A Statement of Additional Information (SAI) dated June 30, 2000 is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-5514
Cusip 92830F109
Cusip 92830F307
Cusip 92830F208
Cusip 92830F406
Cusip 92830F505
Cusip 92830F802
Cusip 92830F810
Cusip 92830F794
Cusip 92830F786
Cusip 92830F851
Cusip 92830F844
Cusip 92830F778
Cusip 92830F760

G00157-01 (6/00)

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PROSPECTUS

Vision Group of Funds, Inc.

Vision Treasury Money Market Fund
Vision Money Market Fund

CLASS S SHARES

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Risks and Performance	;	1
What are the Funds' Fees and Expenses?		3
What are the Funds' Main Investments and Investment Techniques?		3
Specific Risks of Investing in the Funds		4
What do Shares Cost?		5
How are the Funds Sold?		5
How to Purchase Shares		6
How to Redeem Shares		7
How to Exchange Shares		8
Account and Share Information		9
Who Manages the Funds?		9
Financial Information		10

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JUNE 30, 2000

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Fund Goals, Strategies,
Risks and Performance

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The Vision Group of Funds, Inc. (the "Corporation") offers nine portfolios, including three Money Market Funds, two Income Funds and four Equity Funds. The following describes the investment goals, strategies and principal risks of two of the Money Market Funds: Vision Treasury Money Market Fund and Vision Money Market Fund. There can be no assurance that a Fund will achieve its goal, however, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

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VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal by investing in high quality money market instruments.

Strategy

The Fund pursues its goal by investing primarily in a broad range of short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

INVESTMENT STRATEGIES, RATINGS AND LIMITATIONS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

PRINCIPAL RISKS OF THE FUNDS

The Class S Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Funds.

Money Market Risks

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse effect on a Fund's total return and yield.

PERFORMANCE

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On the following pages are performance information for each Fund and its Class S Shares. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields, call (800) 836-2211.

Bar Charts

The bar chart represents the calendar year performance of Class S Shares of each Fund. Also provided is the best and worst calendar quarter performance for Class S Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for the Class S Shares of the Funds.

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Total Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Following the bar chart is a performance table showing the Average Annual Total Return for Class S Shares of the Funds for the calendar year ended December 31, 1999.

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.

The Fund's Class S Shares are sold without a sales charge (load).

The Fund's Class S Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.17%.

Within the periods shown in the Chart, the Fund's Class S Shares highest quarterly return was 1.11% (quarter ended December 31, 1999). Its lowest quarterly return was 0.94% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class S Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	;	Class S Shares
1 Year		4.12%
Start of Performance[1]		4.23%

1 The Fund's Class S Shares start of performance date was June 8, 1998.

The Fund's Class S Shares 7-Day Net Yield as of December 31, 1999 was 4.26%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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<r>

Total Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.

The Fund's Class S Shares are sold without a sales charge (load).

The Fund's Class S Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.25%.

Within the periods shown in the Chart, the Fund's Class S Shares highest quarterly return was 1.18% (quarter ended December 31, 1999). Its lowest quarterly return was 1.01% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class S Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	;	Class S Shares
1 Year		4.35%
Start of Performance[1]		4.45%

1 The Fund's Class S Shares start of performance date was June 8, 1998.

The Fund's Class S Shares 7-Day Net Yield as of December 31, 1999 was 4.87%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold Class S Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Treasury Money Market Fund	Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.25%
Shareholder Services Fee[3]	0.25%	0.25%
Other Expenses	0.16%	0.18%
Total Annual Fund Operating Expenses	1.16%	1.18%

1 Although not contractually obligated to do so, the Adviser and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waiver of Fund Expenses	0.33%	0.30%
Total Actual Annual Operating Expenses (After Waivers)	0.83%	0.88%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Treasury Money Market and Money Market (after the voluntary waiver) was 0.42% and 0.45%, respectively for the fiscal year ended April 30, 2000.

3 The Funds did not pay or accrue the shareholder services fee during the fiscal year ended April 30, 2000. If the Funds' Class S Shares were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class S Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class S Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Money Market Fund	$118	$368	$638	$1,409
Money Market Fund	$120	$375	$649	$1,432

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What are the Funds' Main Investments and Investment Techniques?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Specific Risks of Investing in the Funds

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

<r>

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

</r>

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchase and redemptions by wire will not be available on days the Federal Reserve wire system is closed. NAV for the Funds is determined at 12:00 p.m. (Eastern time), 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds do not charge front-end sales charges. Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

How are the Funds Sold?

<r>

The Funds offer three share classes: Class A Shares, Class B Shares and Class S Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class S Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares and Class B Shares.</r>

The Funds' Distributor markets the Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as a Sweep Account offered by M&T Bank, any of its affiliates and certain other financial service organizations, such as banks or broker-dealers (Service Organizations). If you invest in Class S Shares through a Sweep Account you will receive Sweep Account materials describing the various features and operations of the Sweep Account from M&T Bank or your Service Organization. The Sweep Account materials should be reviewed in conjunction with this prospectus.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

<r>

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor, the Adviser, their affiliates or investment professionals for the sale and distribution of the Funds' Class S Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.</r>

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of Class S Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information. The Funds have no present intention of paying or accruing shareholder servicing fees on Class S Shares.

How to Purchase Shares

You may purchase Shares through M&T Bank or M&T Securities, Inc., at the NAV next determined after the purchase order is received.

To make an initial investment in Class S Shares of the Funds, you must open an account by completing the account application form. Sweep Account customers will also need to complete a Cash Sweep Agreement. Information needed to open your account may be taken over the telephone. To apply by phone or to get help in completing the enclosed application, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone (716) 635-9368). Sweep Account customers may telephone (800) 724-2240.

Payment may be made by check or federal funds wire or by debiting your account at M&T Bank or any of its affiliate banks.

Purchase orders for the Funds must be received by 11:00 a.m. (Eastern time) to receive that day's dividend. For settlement of an order to occur, payment must be received that same day.

The Funds reserve the right to reject any purchase request.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. call (800) 724-5445.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire are open.

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received that same day. Shares of purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day.

PAYMENT BY TRANSFER

To purchase Shares of the Funds by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on that same day. Sweep Account customers should refer to their Cash Sweep Agreement.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

<r>

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut off times. Shares may be redeemed directly from the Funds by telephone or by mail. Sweep Account customers should refer to their Cash Sweep Agreement.</r>

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.

If you call before 11:00 a.m. (Eastern time) proceeds will be wired the same day, but you will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time), you will be paid that day's dividend but proceeds will not be wired to your account until the following business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

<r>

Normally, a check for the proceeds is mailed within one business day but in no event more than seven business days, after receipt of a proper written redemption request.</r>

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

You may automatically redeem Class S Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

CHECKWRITING

You may request checks to redeem Shares of the Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. Checkwriting privileges are not available to Sweep Account customers. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Class S Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Fund receives the exchange request in proper form. Presently, the only Vision Funds which offer Class S Shares are the Treasury Money Market Fund and the Money Market Fund.

In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

<r>

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.</r>

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

<r>

You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.</r>

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid. The Funds declare dividends daily and pay them monthly. Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions for the Funds are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

<r>

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses through New York State. As of December 31, 1999, M&T Bank had over $6.0 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 1999, M&T Bank managed $1.8 billion in net assets of money market funds and $300 million in the net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.</r>

For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from the Funds, equal to 0.50% of each Fund's average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each Fund's Class S Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request.

<r>

Vision Money Market Funds
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions to Shareholders from Net Investment Income	Net Asset Value, end of period

Treasury Money Market Fund Class S Shares
1999 (a)	$1.00	0.04	(0.04)	$1.00
2000	$1.00	0.04	(0.04)	$1.00
Money Market Fund Class S Shares
1999 (a)	$1.00	0.04	(0.04)	$1.00
2000	$1.00	0.05	(0.05)	$1.00

   ;

Year Ended April 30,	Total Return(b)	Ratios to Average Net Assets			Net Assets, end of period (000 omitted)
		Expenses	Net Investment Income	Expense Waiver/ Reimbursement(d)
Treasury Money Market Fund Class S Shares
1999 (a)	3.77%	0.84%(c)	4.17%(c)	0.08%(c)	$21,153
2000	4.45%	0.83%	4.36%	0.08%	$20,704
Money Market Fund Class S Shares
1999 (a)	3.98%	0.88%(c)	4.42%(c)	0.05%(c)	$16,368
2000	4.69%	0.88%	4.71%	0.05%	$48,760

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

</r>

Vision Treasury
Money Market
Fund

Vision Money
Market Fund

CLASS S SHARES

<r>

JUNE 30, 2000

A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-5514
Cusip 92830F885
Cusip 92830F877

G00157-03 (6/00)

</r>

                           VISION GROUP OF FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                JUNE 30, 2000

                        VISION TREASURY MONEY MARKET FUND

                        CLASS A SHARES AND CLASS S SHARES

                            VISION MONEY MARKET FUND

                        CLASS A SHARES AND CLASS S SHARES

                   VISION NEW YORK TAX-FREE MONEY MARKET FUND

                                 CLASS A SHARES

                     VISION U.S. GOVERNMENT SECURITIES FUND

                                 CLASS A SHARES

                      VISION NEW YORK MUNICIPAL INCOME FUND

                                 CLASS A SHARES

                           VISION LARGE CAP VALUE FUND

                      (FORMERLY, VISION EQUITY INCOME FUND)

                        CLASS A SHARES AND CLASS B SHARES

                            VISION MID CAP STOCK FUND

                        CLASS A SHARES AND CLASS B SHARES

                          VISION LARGE CAP GROWTH FUND

                        CLASS A SHARES AND CLASS B SHARES

                           VISION LARGE CAP CORE FUND

                        CLASS A SHARES AND CLASS B SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for the Funds dated June 30, 2000.

This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectuses or the Annual Reports without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS

HOW ARE THE FUNDS ORGANIZED?                                       1
SECURITIES IN WHICH THE FUNDS INVEST                                     1
INVESTMENT RISKS                                            11
FUNDAMENTAL INVESTMENT OBJECTIVES                                 15
INVESTMENT LIMITATIONS                                            15
DETERMINING MARKET VALUE OF SECURITIES                            21
WHAT DO SHARES COST?                                              23
HOW ARE THE FUNDS SOLD?                                     24
EXCHANGING SECURITIES FOR SHARES                                  25
SUBACCOUNTING SERVICES                                      25
REDEMPTION IN KIND                                                25
ACCOUNT AND SHARE INFORMATION                                     25
TAX INFORMATION                                             27
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                   28
FEES PAID BY THE FUNDS FOR SERVICES                               32
HOW DO THE FUNDS MEASURE PERFORMANCE?                             33
FINANCIAL INFORMATION                                             38
INVESTMENT RATINGS                                                39
ADDRESSES                                             BACK COVER PAGE
CUSIPS  92830F109  CUSIPS 92830F851
            92830F307              92830F844
            92830F208              92830F778
            92830F406              92830F760
            92830F505
            92830F802
            92830F794
            92830F786
            92830F810
            92830F885
            92830F877
            1072302B (6/00)


HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Vision Group of Funds, Inc.
(Corporation) except for NY Municipal Income Fund which is a non-diversified portfolio of the Corporation. The Corporation is an open-end, management investment company that was established as a Corporation under the laws of the
State of Maryland on February 23, 1988. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Directors (the Board) has established three classes of shares of the Funds, known as Class A Shares, Class B Shares and Class S Shares (Shares).
This SAI relates to all three classes of Shares. All Funds offer Class A Shares.
Only Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large
Cap Core Fund offer Class B Shares. Only Treasury Money Market Fund and Money
Market Fund offer Class S Shares. NY Municipal Income Fund changed its name from the Vision New York Tax Free Fund on September 29, 1997. The Large Cap Value
Fund changed its name from the Vision Equity Income Fund on August 20, 1999. The
Vision Mid Cap Stock Fund began its operations on October 15, 1999, when the
Vision Growth and Income Fund and Vision Capital Appreciation Fund merged into it and the Vision Mid Cap Stock Fund was designated the "accounting survivor" to the Vision Growth and Income Fund. The Funds' investment adviser is
Manufacturers and Traders Trust Company (M&T Bank) (Adviser). The
sub-adviser for the NY Tax-Free Money Market Fund is Federated Investment
Management Company. The sub-adviser for the Mid Cap Stock Fund is Independence
Investment Associates, Inc. The sub-adviser for the Large Cap Growth Fund is
Montag & Caldwell, Inc.


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS AND INCOME FUNDS

-------------------------------------------------------------------------------------------
                                 TREASURY    MONEY         NY      GOVERNMENT      NY
                               MONEY MARKET  MARKET     TAX-FREE   SECURITIES   MUNICIPAL

                                   FUND        FUND       MONEY       FUND     INCOME FUND
                                                       MARKET FUND

-------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES              P           P          P           P           A
-------------------------------              ----------------------            ------------
-------------------------------------------------------------------------------------------
  Treasury Securities                P           A          A           P           A
-------------------------------                        ------------            ------------
-------------------------------------------------------------------------------------------
  Agency Securities                  N           P          A           P           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Corporate Debt Securities1         N           P          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Commercial Paper2                  N           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Demand Instruments3                N           A          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Taxable Municipal Securities       N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------            ------------
  Mortgage Backed Securities         N           N          N           P           N
-------------------------------------------------------------------            ------------
-------------------------------------------------------------------------------------------
  Asset Backed Securities4           N           N          N           A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Zero Coupon Securities             N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Bank Instruments5                  N           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Credit Enhancement                 N           A          A           N           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
TAX EXEMPT SECURITIES6               N           N          P           N           P
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  General Obligation Bonds           N           N          P           N           A
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Special Revenue Bonds              N           N          P           N           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Increment Financing            N           N          A           N           A
Bonds

-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Municipal Notes                    N           N          P           N           A
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Variable Rate Demand               A           A          P           A           A
Instruments

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Leases                   N           N          A           N           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS                 N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Futures Contracts                  N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options                            N           N          N           A           A
-------------------------------              ----------------------------------------------
-------------------------------------------------------------------------------------------
SPECIAL TRANSACTIONS                 P           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------              ----------------------------------------------
  Repurchase Agreements              P           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Reverse Repurchase                 A           A          A           A           A
Agreements

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Delayed Delivery                   A           A          A           A           A
Transactions7

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Securities Lending                 N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Asset Coverage                     A           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
INVESTING IN SECURITIES OF           N           N          A           A           A
OTHER INVESTMENT COMPANIES

-------------------------------------------------------------------------------------------

53


EQUITY FUNDS

---------------------------------------------------------------------------------------
                                 LARGE CAP      MID CAP      LARGE CAP     LARGE CAP
                                VALUE FUND    STOCK FUND    GROWTH FUND    CORE FUND

---------------------------------------------------------------------------------------
EQUITY SECURITIES                    P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A             A             A             A
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants8                          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
FIXED INCOME SECURITIES9             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Securities                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Agency Securities                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities1         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper2                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Instruments3                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities4           A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bank Instruments                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES10             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
TAX EXEMPT SECURITIES6               A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Demand               A             A             A             A
  Instruments
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
FOREIGN SECURITIES                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Depository Receipts11              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SPECIAL TRANSACTIONS                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Repurchase Agreements              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A             A
Agreements

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery                   A             A             A             A
Transactions7

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Coverage                     A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
INVESTING IN SECURITIES OF           A             A             A             A
OTHER INVESTMENT COMPANIES

---------------------------------------------------------------------------------------
1. Rated in the top four rating categories (with respect to the Money Market
   Funds, rated in the top two rating categories) of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Adviser or sub-adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

2. With respect to the Income Funds, rated at the time of purchase no less than
   P-1, A-1 or F-1 by Moody's Investors Service (Moody's), Standard & Poor's
   (S&P) or Fitch IBCA, Inc. (Fitch), respectively, or, if unrated, of comparable quality as determined by the Adviser. With respect to the Money
   Market Funds, rated at the time of purchase A-2 or better by S&P or
   Prime-2 or better by Moody's or, if unrated, of comparable quality as determined by the Adviser or sub-adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

3. With respect to the Government Fund, rated at the time of purchase Aaa, Aa, or A by Moody's, or AAA, AA, or A by S&P's or by Fitch, or, if unrated, of comparable quality as determined by the Adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

4. Government Securities Fund and Large Cap Value Fund may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Mid Cap Stock Fund, Large Cap Growth
   Fund and Large Cap Core Fund may invest in such securities, which, at the time of purchase, are rated in the top four rating categories by an NRSRO, or if unrated, are of comparable quality as determined by the Adviser or subadviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

5. The Money Market Fund may make interest-bearing savings deposits in commercial banks and savings banks not in excess of 5% of the Fund's total assets. The Money Market Fund may not invest more than 25% of the value of its total assets at the time of purchase in U.S. dollar-denominated obligations of foreign banks and foreign branches of U.S. banks.

6. Which are in one of the top four rating categories of an NRSRO (top two with respect to NY Tax-Free Money Market Fund).

7. The Income and Equity Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of the Funds' assets. Under normal market conditions, the Money Market
   Funds will not purchase such securities in excess of 25% of the value of their total assets.

8. The Funds do not have a present intent to invest more than 5% of their respective net assets in warrants.

9.    The Large Cap Value  Fund may  invest up to 35% of the value of its total  assets in debt obligations.
10.   The Equity  Funds may invest in  convertible  securities  rated below  investment grade. See "Risks Associated with Non-investment Grade Securities" herein.
11.The Large Cap Value Fund and Mid Cap Stock Fund may not invest more than 25%
   of its total assets in ADRs. The Large Cap Value Fund may invest up to 20% of its total assets in other securities of foreign issuers (Non-ADRs).


SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   COMMON STOCKS

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

   REAL ESTATE INVESTMENT TRUSTS (REITS)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER

   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS

   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
   maturity may extend beyond one year.

   MUNICIPAL SECURITIES

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS

         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
         CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES

         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS

         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS

         Another variant allocates interest payments between two classes of
         CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
         Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
         Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   ASSET BACKED SECURITIES

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   BANK INSTRUMENTS

   Bank  instruments  are  unsecured   interest  bearing  deposits  with  banks.   Bank
   instruments  include  bank  accounts,  time  deposits,  certificates  of deposit and banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.  dollars  and issued by U.S.  branches of foreign banks.  Eurodollar  instruments  are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   CREDIT ENHANCEMENT

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS

   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS

   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      PRIVATE ACTIVITY BONDS

      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   TAX INCREMENT FINANCING BONDS

   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   MUNICIPAL NOTES

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   MUNICIPAL LEASES

   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
   (COPs). However, a Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

|     it is  organized  under  the laws  of,  or has a  principal  office  located  in, another country;

|     the principal trading market for its securities is in another country; or

|  it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
   Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   FOREIGN GOVERNMENT SECURITIES

   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
   International Bank for Reconstruction and Development (the World Bank), the
   Asian Development Bank, the European Investment Bank and the Inter-American
   Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
   Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and
   Large Cap Value Fund may also buy/sell stock index futures contracts.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities in  anticipation  of an increase in the value of the underlying asset;

|  Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

INVESTMENT RATINGS FOR MONEY MARKET FUNDS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group
("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or
F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market
Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See
"Regulatory Compliance."

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other delayed delivery transactions, a seller agrees to issue a
      TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security.
      TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING

   The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
   Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   ASSET COVERAGE

   In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
   Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Equity Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

NEW YORK INVESTMENT RISKS


The NY Tax-Free Money Market Fund and NY Municipal Income Fund invest in obligations of New York (the "State") issuers which result in each Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the
State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.


The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the
State's budget to remain within balance for the last few years. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The recent budgets have included personal income tax cuts and emphasized cost control. Budgets in recent years have been delayed due to disagreements between the Governor and the New York
State legislature.

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The
State's economy has been slow to recover after the late 1980's recession that resulted in the loss of over 400,000 jobs in the New York City metropolitan area alone. Any major changes to the financial condition of New York City would ultimately have an effect on the State.

Obligations of issuers within the State are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights of and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by the U.S. Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations, or upon the ability of the
State or its political subdivisions to levy taxes. There is also the possibility that, as a result of litigation or other conditions (including delays in adopting budgets), the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, or other contractual or moral obligation provisions. Moral obligation commitments by the State impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in defaults on such obligations. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its authorities and agencies. In recent years, the State has had to appropriate large amounts of funds to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.

To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.

The current ratings on New York State general obligation debt are A2 by Moody's and A by S&P.

The Funds' concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the
State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.

FUNDAMENTAL INVESTMENT OBJECTIVES

The Treasury Money Market Fund and Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The NY Tax-Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

The U.S. Government Securities Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The NY Municipal Income Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.


The Vision Large Cap Value Fund's investment objective is to provide income.
Capital appreciation is a secondary, non-fundamental investment consideration.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Core Fund's investment objective is to provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Directors without shareholder approval.

INVESTMENT LIMITATIONS - TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK
TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT SECURITIES FUND, NEW YORK MUNICIPAL
INCOME FUND, LARGE CAP VALUE FUND AND MID CAP STOCK FUND


SELLING SHORT AND BUYING ON MARGIN (NOT APPLICABLE TO MID CAP STOCK FUND) The
Income Funds and Equity Funds will not sell any securities short nor purchase any securities on margin, except as described below and other than in connection with buying financial futures contracts, put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

The deposit or payment by the Income and Equity Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

No Income Fund or Equity Fund will sell securities short unless the Fund (1)
owns, or has a right to acquire, an equal amount of such securities, or (2) has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities.
The segregated amount will not exceed 25% of the respective Fund's net assets.
While in a short position, each Fund will retain the securities, rights, or segregated assets.

Each Income Fund and Equity Fund may purchase and dispose of U.S. government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.

The Money Market Fund and Treasury Money Market Fund will not sell any securities short or purchase any securities on margin, or participate on a joint or joint and several basis in any securities trading account.

The NY Tax-Free Money Market Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Income Funds and Equity Funds (other than Mid Cap Stock Fund) will not issue senior securities except that these Funds may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their net assets, including the amounts borrowed. These Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. These
Funds will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of their respective total assets are outstanding.

The Money Market Fund and Treasury Money Market Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the terms described in the prospectuses. The Money Market Fund and Treasury
Money Market Fund will not issue senior securities. Neither Fund anticipates entering into reverse repurchase agreements in excess of 5% of its net assets.

The NY Tax-Free Money Market Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

As an operating (non-fundamental) policy, the NY Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

The Mid Cap Stock Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

PLEDGING ASSETS

The Income and Equity Funds (other than Mid Cap Stock Fund) will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

The Money Market Fund and Treasury Money Market Fund will not mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing.

The NY Tax-Free Money Market Fund will not mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing.

UNDERWRITING

The Income and Equity Funds (other than Mid Cap Stock Fund) and the NY Tax-Free
Money Market Fund will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies, and limitations.

The Money Market Fund and Treasury Money Market Fund will not engage in underwriting securities issued by others.

The Mid Cap Stock Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Income and Equity Funds (other than Mid Cap Stock Fund) will not purchase or sell real estate including limited partnership interests although they may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Money Market Fund and Treasury Money Market Fund will not invest in real estate, oil, gas, or mineral exploration or development programs, except that it may purchase marketable securities of companies engaged in such activities.

The NY Tax-Free Money Market Fund will not purchase or sell real estate although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Mid Cap Stock Fund may not purchase or sell real estate, provided that this restriction does not prevent the Mid Cap Stock Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Mid Cap Stock Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

LENDING CASH OR SECURITIES

The Income and Equity Funds (other than Mid Cap Stock Fund) will not lend any of their assets except portfolio securities, the market value of which does not exceed one-third of the value of the Funds' respective total assets. This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds'
respective investment objectives, policies, and limitations.

The Money Market Funds will not make loans, except that each Fund may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment objective and policies.

The Mid Cap Stock Fund may not make loans, provided that this restriction does not prevent the Mid Cap Stock Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

Except for Mid Cap Stock Fund, the Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Funds may purchase and sell futures contracts and related options.

The Money Market Fund and Treasury Money Market Fund will not invest in commodities, commodity contracts (including futures contracts) except that it may purchase marketable securities of companies engaged in such activities.

The NY Tax-Free Money Market Fund will not invest in commodities, commodity contracts or commodity futures contracts.

The Mid Cap Stock Fund may not purchase or sell physical commodities, provided that the Mid Cap Stock Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transaction involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS

The Income and Equity Funds (other than Mid Cap Stock Fund) will not invest 25%
or more of the value of their total assets in any one industry, except that the
Government Fund, and Large Cap Value Fund, , for temporary defensive purposes, the NY Municipal Income Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.

In addition, the NY Municipal Income Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions.

The Money Market Fund will not invest more than 25% of the value of its total assets in issuers in the same industry.

With respect to the Money Market Fund, utilities will be divided according to their services; for example, gas, gas transmissions, electric and gas, electric, and telephone will each be considered a separate industry. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of their parents.

The Money Market Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United
States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).

The NY Tax-Free Money Market Fund will not invest more than 25% of the value of its total assets in issuers of the same industry, except that it may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any
of their authorities, agencies, instrumentalities or political subdivisions, in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, instruments secured by these money market instruments (i.e., repurchase agreements), or in securities of other investment companies.

The Mid Cap Stock Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any
SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the
Income and Equity Funds (other than the NY Municipal Income Fund) will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies (in the case of Mid Cap Stock Fund), securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Funds will not acquire more than 10% of the outstanding voting securities of any one issuer.

The Money Market Fund will not purchase securities issued by any one issuer
(other than cash, cash items, or securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

The NY Tax-Free Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other investment companies)
if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the
Fund's total assets may be invested without regard to this 5% limitation.

INVESTING IN EXEMPT-INTEREST OBLIGATIONS

The NY Municipal Income Fund and NY Tax-Free Money Market Fund will not invest less than 80% of their net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods. AMT obligations are not counted as securities the interest on which is exempt from federal regular income tax.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Money Market Fund and Treasury Money Market Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN RESTRICTED SECURITIES

The Money Market Fund and Treasury Money Market Fund will not invest in securities subject to legal or contractual restrictions.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE
CORPORATION The Money Market Fund and Treasury Money Market Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Corporation or the Funds' investment adviser owning beneficially more than one-half of 1% of the issuer's securities together own beneficially more than 5%
of such securities.

DEALING IN PUTS AND CALLS

The Money Market Fund and Treasury Money Market Fund will not write or purchase put or call options.

INVESTING IN NEW ISSUERS

The Money Market Fund and Treasury Money Market Fund will not invest more than
10% of the value of its total assets in the securities of issuers which have records of less than three years of continuous operation, including the operation of any predecessor.

VOTING SECURITIES AND REVENUE BONDS

The Money Market Fund and Treasury Money Market Fund will not buy common stocks or voting securities of state, municipal or industrial revenue bond issuers.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Money Market Fund and Treasury Money Market Fund will not invest in any issuer for purposes of exercising control or management.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF
DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Income and Equity Funds (other than Mid Cap Stock Fund) will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Directors non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the
Corporation's Directors.

DEALING IN PUTS AND CALLS

The NY Tax-Free Money Market Fund will not write or purchase put or call options.

PURCHASING SECURITIES TO EXERCISE CONTROL

The NY Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

BORROWING MONEY

The NY Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Mid Cap Stock Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. The Mid Cap
Stock Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PURCHASING SECURITIES ON MARGIN

The Mid Cap Stock Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Mid Cap Stock Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. None of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

For purposes of the Funds' concentration policy, the Adviser may classify issuers by industry based on classifications that distinguish between various economic characteristics. For instance, the telecommunications industry may be separated into cable companies, cellular companies and other types of telecommunications companies, and be regulated or unregulated companies.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Money
Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money
Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.


INVESTMENT LIMITATIONS - LARGE CAP GROWTH FUND AND LARGE CAP CORE FUND

The Funds may, in the future, seek to achieve the Funds' investment objectives by investing all of the Funds' assets in a no-load, open-end management investment company having substantially the same investment objectives as the
Funds. The Funds' investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION

The Funds will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and most municipal securities will not be deemed to constitute an industry.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

LENDING

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER,
MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE
NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

ILLIQUID SECURITIES

The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.

INVESTING IN OTHER INVESTMENT COMPANIES

The Funds may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted
that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

PURCHASES ON MARGIN

The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule")
promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INCOME AND EQUITY FUNDS

Market values of the Income and Equity Funds' portfolio securities are determined as follows:

P.for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

P.    in the absence of recorded  sales for equity  securities,  according  to the mean between the last closing bid and asked prices;

P.for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

| futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
  Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;


| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


P.    for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity and Income Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE-CLASS A SHARES You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more
Vision Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUNDS

The following individuals and their immediate family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts associated with their purchases:

|     current and  retired  employees  and  directors  of M&T  Bank,  M&T  Bank
   Corporation and their subsidiaries;

|     current and former Directors of the Corporation;

|     clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

|     employees  (including  registered  representatives)  of  a  dealer  which  has  a
   selling  group   agreement  with  the  Funds'   distributor  and  consents  to  such
   purchases;

|     current and retired employees of any sub-adviser to the Vision Funds; and

|  investors referred by any sub-adviser to the Vision Funds. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES
Investors may purchase Class A Shares of each of the Funds at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or
(ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase
Shares of a Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Funds or a
Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-CLASS B SHARES
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following the death or post-purchase  disability,  as defined in Section 72(m)(7)
   of the Internal Revenue Code of 1986, of the last surviving shareholder;

|     representing  minimum  required   distributions  from  an  Individual  Retirement
   Account or other  retirement  plan to a  shareholder  who has attained the age of 70
   1/2;

|     of Shares that represent a reinvestment within 90 days of a previous redemption;

|  of Shares held by the Directors, employees, and sales representatives of the
   Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

|  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

|     which are  involuntary  redemptions  processed  by a Fund because the accounts do not meet the minimum balance requirements; and

|     which  are   qualifying   redemptions  of  Class  B  Shares  under  a  Systematic
   Withdrawal Program.

HOW ARE THE FUNDS SOLD?

Under the Distributor's  Contract with the Fund, the Distributor  (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS

As compensation type plans, the Rule 12b-1 Plans are designed to pay the
Distributor (who may then pay investment professionals such as banks (including
M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and
Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay M&T Bank for providing shareholder services and maintaining shareholder accounts. M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.


As of June 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

----------------------------------------------------------------------------------------
FUND                      SHAREHOLDER NAME            SHARE CLASS   PERCENTAGE OWNED
                          ADDRESS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Money Market Fund         Manufacturers         & A             18.47%
                          Traders Bank,  Buffalo,  NY
                          (#1660231560-8)             A             9.54%
                          National          Financial
                          Services Co., New York, NY  A             9.05%
                          Manufacturers         &
                          Traders Bank,  Buffalo,  NY S             16.61%
                          (#19008-8)                  S             11.84%
                          Health  Solutions  Limited, S             5.70%
                          Albany, NY                  S             5.27%
                          Global   Spec.com,    Inc.,
                          Troy, NY
                          Osmose, Inc., Buffalo, NY
                          General   Electric   Credit
                          Equities, Inc.,
                          Albany, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York  Tax-Free  Money Manufacturers         & A             25.35%
Market Fund               Traders      Trust     Co.,
                          Buffalo, NY (#1660231560-8) A             18.77%
                          National          Financial
                          Services Co.,               A             11.19%
                          New York, NY

                          Manufacturers         & A             9.10%
                          Traders Trust Co.,
                          Buffalo, NY (#19009-1)
                          ABC   Paving   Co.,   Inc.,
                          Buffalo, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Treasury   Money   Market Manufacturers         & A             75.45%
Fund                      Traders Bank, Buffalo, NY
                          Ayelet     Tours,     Ltd., S             7.13%
                          Albany, NY                  S             6.01%
                          Joseph  C. Lu  Engineering,
                          Penfield, NY                S             5.81%
                          University  Hill  Radiation
                          Oncology, Syracuse, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.           Government SEI Trust Company, Oaks, PA A             19.39%
Securities Fund           Krauss    &    Company, A             17.59%
                          Buffalo, NY                 A             15.88%
                          Tice  &  Co.,  Buffalo, A             14.32%
                          NY (#19015-6)
                          Manufacturers         & A             13.66%
                          Traders Bank,
                          Buffalo, NY (#19018-5)
                          Manufacturers         &
                          Traders Bank,  Buffalo,  NY

                          (#136318492-1)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New    York     Municipal Manufacturers         & A             14.24%
Income Fund               Traders      Trust     Co.,
                          Buffalo, NY (#19013-0)      A             13.21%
                          Tice  &  Co.,  Buffalo, A             7.49%
                          NY (#19016-9)
                          SEI Trust Company, Oaks, PA

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mid Cap Stock Fund        Manufacturers         & A             36.00%
                          Traders Bank,  Buffalo,  NY
                          (#136318492-1)              A             6.63%
                          Tice & Co., Buffalo, NY A             5.77%
                          SEI Trust Company, Oaks, PA B             83.55%
                          NFSC  FEBO  #   01D-479160, B             6.60%
                          Troy, NY                    B             6.41%
                          Donald      W.      Patten,
                          Syracuse, NY
                          NFSC  FEBO  #   01D-489280,
                          Buskirk,NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Value Fund      Tice & Co., Buffalo, NY A             18.22%
                          SEI Trust Company, Oaks, PA A             17.49%
                          Manufacturers         & A             16.90%
                          Traders Bank,  Buffalo,  NY
                          (#27081-4)                  A             12.35%
                          Krauss    &    Company, A             5.48%
                          Buffalo, NY

                          Manufacturers         & B             40.31%
                          Traders Bank,  Buffalo,  NY B             23.05%
                          (#27082-7)
                          John A. Berra, Buffalo, NY  B             20.82%
                          Linda  Fordyce   Dehlinger,
                          Tonawanda, NY               B             9.01%
                          NFSC  FEBO  #   01D-820407, B             5.28%
                          Jordan, NY
                          Lisa    A.     Trzepkowski,
                          Sloan, NY
                          State   Street  Bank  &
                          Trust, Rochester, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Growth Fund     Manufacturers  and  Traders A             92.59%
                          Bank, Buffalo, NY

                          NFSC  FEBO  #   01D-486752, B             41.19%
                          Webster, NY

                          NFSC  FEBO  #   01D-828025, B             25.74%
                          Newton, NJ

                          NFSC  FEBO  #   CLE-109614, B             14.04%
                          Sparrowbush, NY

                          NFSC  FEBO  #   01D-434230, B             12.19%
                          Briarcliff Manor, NY

----------------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

NEW YORK TAXES

Under existing New York laws, shareholders of the NY Municipal Income Fund and
NY Tax-Free Money Market Fund will not be subject to New York State or New York
City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New
York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of
Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York
State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund
are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New
York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is
not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund
that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF DIRECTORS


The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the
Corporation, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eight funds and is the only investment company in the Fund Complex.

-----------------------------------------------------------------------------
NAME                                                              TOTAL
BIRTH DATE                                                     COMPENSATION
ADDRESS               PRINCIPAL OCCUPATIONS                       FROM
POSITION WITH         FOR PAST FIVE YEARS                      CORPORATION
CORPORATION
---------------------
RANDALL I. BENDERSON  President and Chief Operating Officer,     $8,000
570 Delaware Avenue   Benderson Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955

DIRECTOR

-------------------------------------------------------------- ------------
JOSEPH J. CASTIGLIA   Director, The Energy East Corp., and       $8,000
Roycroft Campus       its subsidiary New York State Electric
21 South Grove        & Gas Corp.; Sevenson
Street, Suite 291     Environmental Services, Inc.; Blue
East Aurora, NY       Cross & Blue Shield of Western New
14052                 York, a division of HealthNow New
Birth date: July      York, Inc.; and Former President,
20, 1934              Chief Executive Officer and Vice
                      Chairman, Pratt & Lambert United,
DIRECTOR              Inc. (manufacturer of paints and
                      chemical specialties).

---------------------
-------------------------------------------------------------- ------------
DANIEL R. GERNATT,    President and CFO of Gernatt Asphalt       $8,000
JR.                   Products, Inc.; Executive Vice
Richardson &      President, Dan Gernatt Gravel
Taylor Hollow Roads   Products, Inc.; Vice President,
Collins, NY           Countryside Sand & Gravel, Inc.
Birth  date: July
14, 1940

DIRECTOR

-------------------------------------------------------------- ------------
GEORGE K.             Retired President, Brand Name Sales,       $7,500
HAMBLETON, JR.        Inc. (catalog showroom business);
1003 Admiral's Walk   Retired President, Hambleton &
Buffalo, NY           Carr, Inc. (catalog showroom business).
Birth date:
February 8, 1933

DIRECTOR

-------------------------------------------------------------- ------------
EDWARD C. GONZALES    President, Executive Vice President          $0
Federated Investors   and Treasurer of other funds
Tower                 distributed by Federated Securities
Pittsburgh, PA        Corp.; Vice Chairman, Federated
Birth date: October   Investors, Inc.; Trustee, Federated
22, 1930              Administrative Services; formerly:
                      Trustee or Director of other funds
PRESIDENT AND         distributed by Federated Securities
TREASURER             Corp.; CEO and Chairman, Federated

                      Administrative Services; Vice
                      President, Federated Investment
                      Management Company, Federated
                      Investment Counseling, Federated
                      Global Investment Management Corp.
                      and Passport Research, Ltd.; Director
                      and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- ------------
BETH S. BRODERICK     Vice President, Mutual Fund Services         $0
Federated Investors   Division, Federated Services Company.
Tower
Pittsburgh, PA
Birth date: August

2, 1965

VICE PRESIDENT AND
ASSISTANT TREASURER

-------------------------------------------------------------- ------------
C. TODD GIBSON        Corporate Counsel, Federated                 $0
Federated Investors   Investors, Inc.; Assistant Vice
Tower                 President, Federated Administrative
Pittsburgh, PA        Services.

Birth date: May 17,
1967

SECRETARY

-------------------------------------------------------------- ------------

As of June 2, 2000 the Funds' Board and Officers as a group owned less than 1%
of each Fund's outstanding Shares.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

SUB-ADVISER

The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). On June 21,
1999, Federated Investment Counseling (FIC) transferred its Sub-Advisory
Contract to its affiliate, Federated Investment Management Company. FIC served as sub-adviser since September 8, 1998.

For its services under the Sub-Advisory Agreement, FIMCO receives an allocable portion of the advisory fee the Adviser receives from the NY Tax-Free Money
Market Fund. The allocation is based on the amount of securities which FIMCO manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. FIMCO is paid by the Adviser as follows:


SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

The  Adviser  has  delegated  daily  management  of  the  Mid  Cap  Stock  Fund  to the sub-adviser, Independence Investment Associates, Inc. (IIA).

For its services under the Sub-Advisory Agreement, IIA receives an allocable portion of the advisory fee the Adviser receives from the Fund. The allocation is based on the amount of securities which IIA manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. IIA is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------


The Adviser has delegated daily management of the Large Cap Growth Fund to the sub-adviser, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C receives an allocable portion of the advisory fee the Adviser receives from the Large Cap Growth Fund.
The allocation is based on the amount of securities which M&C manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. M&C is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the
Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser and sub-advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and sub-advisers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser and sub-advisers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser and sub-advisers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or sub-advisers in advising other accounts.
To the extent that receipt of these services may replace services for which the
Adviser, the sub-advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser, the sub-advisers and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

On  April  30,   2000,   the  Funds  owned   securities   of  the   following   regular
broker/dealers:  Morgan Stanley Dean Witter &  Company in the amount of $49,500,000 and J.P. Morgan Securities, Inc. in the amount of $166,887.


Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Administrative Services (FAS) provides the Funds with certain administrative personnel and services necessary to operate the Funds. Federated
Services Company (FSC) and its affiliate, Federated Shareholder Services Company
(FSSC), a registered transfer agent, provides the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services are provided for an aggregate annual fee as specified below:

                           AVERAGE AGGREGATE DAILY NET

MAXIMUM FEE                ASSETS OF THE  VISION  GROUP
                           OF FUNDS, INC.

0.140 of 1%                on the first $1.4 billion
0.100 of 1%                on the next $750 million
0.070 of 1%                on   assets   in  excess  of
                           $2.15 billion

Prior to December 1, 1997, FAS was paid an administrative fee by the Funds based on the following schedule:

                           AVERAGE AGGREGATE DAILY NET

MAXIMUM  ADMINISTRATIVE    ASSETS OF THE  VISION  GROUP
FEE                        OF FUNDS, INC.
0.150 of 1%                on the first $250 million
0.125of 1%                 on the next $250 million
0.100 of 1%                on the next $250 million
0.075 of 1%                on  assets in excess of $750
                           million

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

----------------------------------------------------------------------------------------
                  ADVISORY FEE PAID/           BROKERAGE          ADMINISTRATIVE FEE
                  ADVISORY FEE WAIVED      COMMISSIONS PAID              PAID/
                                                                  ADMINISTRATIVE FEE
                                                                          WAIVED

                                        ------------------------------------------------
                ------------------------------------------------------------------------
FUNDS             FOR THE FISCAL YEAR     FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                         ENDED                   ENDED                   ENDED
                       APRIL 30,               APRIL 30,               APRIL 30,
                ------------------------------------------------------------------------
                ------------------------------------------------------------------------
                 2000    1999    1998    2000    1999    1998    2000    1999   1998(B)
                ------------------------------------------------------------------------
----------------
TREASURY MONEY  $2,792,0$2,915,6$2,304,8$0      $0      $0      $711,804$763,444$543,332
MARKET FUND     $446,722$466,502$379,597                        $0      $0      $27,570
----------------
----------------------------------------------------------------------------------------
MONEY MARKET    $5,272,7$4,118,7$3,158,2$0      $0      $0      $1,344,7$1,080,9$735,499
FUND            $527,275$402,495$336,623                        $0      $0      $0
----------------
----------------------------------------------------------------------------------------
NY TAX-FREE     $790,870$534,508$389,766$0      $0      $0      $201,503$139,543$91,198
MONEY MARKET    $142,357$154,452$218,264                        $0      $0      $5,988
FUND                    $147,252(d)
----------------------------------------------------------------------------------------
----------------
U.S.            $413,227$429,164$378,409$0      $0      $0      $75,305 $80,780 $64,007
GOVERNMENT      $29,516 $29,915 $45,997                         $0      $0      $571
SECURITIES FUND

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NY MUNICIPAL    $346,037$336,546$227,041$0      $0      $0      $63,066 $63,594 $52,701
INCOME FUND     $98,868 $93,773 $117,123                        $0      $0      $6,213
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LARGE CAP       $267,746$290,500$83,847($121,218$59,210 $46,309($48,813 $54,167 $21,621
VALUE FUND      $0      $0      $53,453(a)                      $0      $0      $8,630
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
MID CAP STOCK   $719,262$739,869$968,660$414,353$676,815$259,177$116,322$138,723$160,835
FUND            $0      $0      $0                              $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LARGE CAP       $5,655  N/A     N/A     $6,091  N/A     N/A     $865    N/A     N/A
GROWTH FUND     $5,655  N/A     N/A             N/A     N/A     $865    N/A     N/A
----------------------------------------------------------------------------------------
(a)For the period from September 26, 1997 (date of initial public investment)
   to April 30, 1998.

(b)Prior to December 1, 1997 FAS was paid on a different fee schedule for administrative services. See "Administrator" above. The aggregate administrative, transfer agency and fund accounting fees paid by the Funds for the period from December 1, 1997 to April 30, 1998 under the new fee structure were $301,148; $367,315; $47,088; $33,699; $23,384; $78,952;
   $35,341 and $12,991, respectively. The fees paid by the Funds for the period from May 1, 1997 to November 30, 1997 under the old fee structure were
   $242,184; $368,544; $44,110; $30,378; $29,317; $90,371; $30,516; and $8,630
   (for the period from September 25, 1997 (date of initial public investment)
   to November 30, 1997), respectively.

(c)For the period from September 26, 1997 (date of initial public investment)
   to April 30, 1998.

(d)Amount paid in sub-advisory fees by the Adviser to Federated Investment
   Counseling for the periods from September 8, 1998 to April 30, 1999.

-----------------------------------------------------------------
FEES PAID FOR     TREASURY    MONEY MARKET  U.S.       NY
THE FISCAL      MONEY MARKET      FUND      GOVERNMENT MUNICIPAL
YEAR ENDED          FUND                    SECURITIES INCOME
APRIL 30, 2000                                 FUND      FUND

               --------------------------------------------------
               --------------------------------------------------
               CLASS A CLASS  CLASS  CLASS   CLASS A    CLASS A
                         S      A      S

-----------------------------------------------------------------
12b-1 Fees     $0      $58,833$0     $79,772$0         $0
Paid
-----------------------------------------------------------------
Shareholder    $0      $0     $0     $0     $0         $0
Services Fees
Paid
-----------------------------------------------------------------

-----------------------------------------------------------
FEES PAID FOR      LARGE CAP       MID CAP     LARGE CAP
THE FISCAL YEAR    VALUE FUND    STOCK FUND   GROWTH FUND

ENDED APRIL 30,

2000

                 ------------------------------------------
                 ------------------------------------------
                 CLASS  CLASSB  CLASS  CLASS  CLASS CLASS
                   A              A      B      A     B
-----------------------------------------------------------
12b-1 Fees Paid  $0     $14     $0     $43    $0    $15
-----------------------------------------------------------
Shareholder      $0     $5      $227,97$14    $0    $5
Services Fees
Paid
-----------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Income and Equity Funds is calculated by dividing:
(i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of NY Tax-Free Money
Market Fund and NY Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD*

--------------------------------------------------------------------------------------
    FOR THE     TREASURY MONEY MARKET FUND       MONEY MARKET FUND       NY TAX-FREE
   FOLLOWING                                                                MONEY
 PERIODS ENDED                                                           MARKET FUND
APRIL 30, 2000

--------------------------------------------------------------------------------------
----------------
                   CLASS A       CLASS S       CLASS A       CLASS S       CLASS A
--------------------------------------------------------------------------------------
TOTAL RETURN

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1 Year              4.71%         4.45%         4.95%         4.69%         2.97%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
5 Years             4.86%          N/A          5.02%          N/A          3.01%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
10 Year             4.62%          N/A          4.78%          N/A          2.91%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Start of             N/A        4.34%(a)         N/A         4.58%(b)        N/A
performance

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
YIELD

------------------------------              --------------               -------------
--------------------------------------------------------------------------------------
7-day period        5.11%         4.86%         5.45%         5.20%         3.90%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
EFFECTIVE YIELD

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
7-day period        5.24%         4.98%         5.59%         5.33%         3.98%
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
   FOR THE         U.S.         NY         LARGE CAP      MID CAP STOCK      LARGE CAP
  FOLLOWING     GOVERNMENT   MUNICIPAL    VALUE FUND          FUND*         GROWTH FUND
PERIODS ENDED   SECURITIES  INCOME FUND
APRIL 30, 2000     FUND

-------------------------------------------------------------------------------------------
                 CLASS A      CLASS A   CLASS A  CLASS  CLASS A   CLASS   CLASS A  CLASS
                                                   B                B                B
-------------------------------------------------------------------------------------------
TOTAL RETURN

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1 Year           (3.46%)      (7.13%)   (11.29%)  N/A    13.31%    N/A      N/A     N/A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
5 Years           5.18%        4.14%      N/A     N/A    15.84%    N/A      N/A     N/A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Start of         3.92%(c)    3.79%(d)   4.20%(e) (3.36%)7.12%(g)  3.54%   5.10%(i)(7.85%)
performance                                       (f)              (h)              (j)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
YIELD

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
30-day period     6.39%        4.86%     1.07%     --      --       --     1.11%     --
-------------------------------------------------------------------------------------------
 Start of performance dates are as follows: (a) June 8, 1998; (b) June 8, 1998;
(c) September 22, 1993; (d) September 22, 1993; (e) September 26, 1997; (f)
December 10, 1999; (g) November 29, 1993; (h) March 15, 2000; (i) March 20,
2000; (j) April 6, 2000.

* Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund
(the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an
"accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired
Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

TAX EQUIVALENCY TABLE

SET FORTH BELOW IS A SAMPLE OF A TAX-EQUIVALENCY TABLE THAT MAY BE USED IN
ADVERTISING AND SALES LITERATURE. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY
AND IS NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE OF THE NY TAX-FREE MONEY
MARKET FUND AND NY MUNICIPAL INCOME FUND. THE INTEREST EARNED BY THE MUNICIPAL
SECURITIES OWNED BY THE FUNDS GENERALLY REMAINS FREE FROM FEDERAL REGULAR INCOME
TAX AND IS OFTEN FREE FROM STATE AND LOCAL TAXES AS WELL. HOWEVER, SOME OF THE
FUNDS' INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX AND STATE
AND/OR LOCAL TAXES. THE TAX-EQUIVALENT YIELD FOR THE NY TAX-FREE MONEY MARKET
FUND FOR THE 7-DAY PERIOD ENDED APRIL 30, 2000 WAS 7.28%. THE TAX-EQUIVALENT
YIELD FOR THE NY MUNICIPAL INCOME FUND FOR THE 30-DAY PERIOD ENDED APRIL 30,
2000 WAS 9.51%.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2000 - STATE OF NEW YORK

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%       36.00%    39.60%

COMBINED FEDERAL AND STATE21.850%     34.850%     37.850%      42.850%   46.450%
---------------------------------------------------------------------------------
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288Over
                                                                         288,350

Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288Over
                                                                         288,350

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.28%       1.53%       1.61%       1.75%      1.87%
1.50%                       1.92%       2.30%       2.41%       2.62%      2.80%
2.00%                       2.56%       3.07%       3.22%       3.50%      3.73%
2.50%                       3.20%       3.84%       4.02%       4.37%      4.67%
3.00%                       3.84%       4.60%       4.83%       5.25%      5.60%
3.50%                       4.48%       5.37%       5.63%       6.12%      6.54%
4.00%                       5.12%       6.14%       6.44%       7.00%      7.47%
4.50%                       5.76%       6.91%       7.24%       7.87%      8.40%
5.00%                       6.40%       7.67%       8.05%       8.75%      9.34%
5.50%                       7.04%       8.44%       8.85%       9.62%     10.27%
6.00%                       7.68%       9.21%       9.65%      10.50%     11.20%
6.50%                       8.32%       9.98%      10.46%      11.37%     12.14%
7.00%                       8.96%      10.74%      11.26%      12.255     13.07%
7.50%                       9.60%      11.51%      12.07%      13.12%     14.01%
8.00%                      10.24%      12.28%      12.87%      14.00%     14.94%
8.50%                      10.88%      13.05%      13.685      14.87%     15.87%
9.00%                      11.52%      13.81%      14.48%      15.75%     16.81%
NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT.   FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

|     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

|  charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund industry  from sources such as the  Investment
   Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|     LIPPER  ANALYTICAL  SERVICES,  INC.  ranks funds in various  fund  categories  by making  comparative  calculations  using  total  return.  Total  return  assumes the reinvestment  of all capital  gains  distributions  and income  dividends  and takes into  account  any change in net asset  value over a specific  period of time.  From time to time,  the  Government  Fund and the NY  Municipal  Income  Fund will  quote their  Lipper  rankings in the  "General  U.S.  Government  Funds" and the "New York
   Municipal  Bond  Funds"   categories,   respectively,   in  advertising   and  sales
   literature. (All Funds)

|     DOW JONES INDUSTRIAL  AVERAGE  ("DJIA")  represents share prices of selected blue chip  industrial  corporations.  The DJIA  indicates  daily  changes in the  average price of stock of these  corporations.  Because it represents  the top  corporations of America,  the DJIA index is a leading economic  indicator for the stock market as a whole. (Equity Funds)

|     LEHMAN  BROTHERS  GOVERNMENT  (LT) INDEX is an index  composed of bonds issued by the U.S.  government or its agencies  which have at least $1 million  outstanding in principal  and which have  maturities  of ten years or  longer.  Index  figures  are total return figures calculated monthly. (Government Fund)

|     LEHMAN BROTHERS  GOVERNMENT/CORPORATE  TOTAL INDEX is comprised of  approximately
   5,000  issues  which  include  non-convertible  bonds  publicly  issued  by the U.S.
   government or its agencies;  corporate bonds  guaranteed by the U.S.  government and
   quasi-federal  corporations;   and  publicly  issued,  fixed-rate,   non-convertible
   domestic bonds of companies in industry,  public utilities,  and finance. Tracked by
   Lehman  Brothers,  the index has an average  maturity of nine years.  It  calculates total returns for one month,  three  months,  twelve  months,  and ten year periods, and year-to-date. (Government Fund)

|     LEHMAN  BROTHERS  AGGREGATE BOND INDEX is a total return index measuring both the
   capital  price  changes  and  income   provided  by  the   underlying   universe  of
   securities,  weighted  by market  value  outstanding.  The  Aggregate  Bond Index is comprised  of the Lehman  Brothers  Government  Bond  Index,  Corporate  Bond Index,
   Mortgage-Backed  Securities Index and the Yankee Bond Index.  These indices include:
   U.S.  Treasury  obligations,  including bonds and notes;  U.S.  agency  obligations, including  those  of the  Farm  Credit  System,  including  the  National  Bank  for
   Cooperatives   and   Banks   for    Cooperatives;    foreign    obligations,    U.S.
   investment-grade  corporate  debt and  mortgage-backed  obligations.  All  corporate debt  included in the  Aggregate  Bond Index has a minimum  rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's. (Government Fund)

P.    MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors
   Service, Inc.  Only notes and bonds with a minimum maturity of one year are included. (Government Fund)

P.    AMEX  MARKET  less  than  $10  million  at the  start  and at  the  close  of the performance  measurement period.  Corporate  instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund)

|  MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the
   Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by
   S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
   (Government Fund)

|     SALOMON   BROTHERS   AAA-AA   CORPORATE   INDEX   calculates   total  returns  of
   approximately  775 issues which include  long-term,  high grade  domestic  corporate taxable  bonds,  rated AAA-AA with  maturities of twelve years or more and companies in industry, public utilities, and finance. (Government Fund)

|     SALOMON  BROTHERS  LONG-TERM  HIGH GRADE  CORPORATE  BOND  INDEX is an  unmanaged index of  long-term  high grade  corporate  bonds issued by U.S.  corporations  with maturities ranging from 10 to 20 years. (Government Fund)

|  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
   Government/Corporate Bond Index with maturities between 1 and 9.99 years.
   Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

   (Government Fund)

|     THE  SALOMON  BROTHERS  TOTAL  RATE-OF-RETURN  INDEX  for  mortgage  pass-through securities  reflects the entire  mortgage  pass-through  market and  reflects  their special  characteristics.  The index represents data aggregated by mortgage pool and
   coupon  within  a  given  sector.   A   market-weighted   portfolio  is  constructed
   considering all newly created pools and coupons. (Government Fund)

|     THE MERRILL  LYNCH TAXABLE BOND INDICES  include U.S.  Treasury and agency issues and were designed to keep pace with  structural  changes in the fixed income market.
   The  performance  indicators  capture  all  rating  changes,  new  issues,  and  any structural changes of the entire market. (Government Fund)

|     LEHMAN  BROTHERS  GOVERNMENT  INDEX  is  an  unmanaged  index  comprised  of  all publicly  issued,  non-convertible  domestic  debt of the  U.S.  government,  or any agency thereof,  or any  quasi-federal  corporation and of corporate debt guaranteed by the U.S.  government.  Only notes and bonds with a minimum outstanding  principal of $1 million and a minimum maturity of one year are included. (Government Fund)

|  STANDARD & POOR'S DAILY STOCK PRICE INDICES of 500 And 400 Common Stocks
   are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

   (Equity Funds)

|  STANDARD & POOR'S MID CAP 400 INDEX is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S.
   stock market.

   (Mid Cap Stock Fund)


|     STANDARD &  POOR'S 500/BARRA VALUE INDEX is a market  capitalization-weighted index of the stocks in the Standard  &  Poor's 500 Index having the highest book to price ratios.  The index consists of  approximately  half of the S&P 500 on a market capitalization basis. (Large Cap Value Fund)

|     RUSSELL  1000 GROWTH  INDEX  consists of those  Russell  1000  securities  with a greater-than-average  growth  orientation.  Securities in this index tend to exhibit higher  price-to-book and  price-earnings  ratios,  lower dividend yields and higher forecasted growth values. (Mid Cap Stock Fund)

|     RUSSELL  2000 SMALL  STOCK INDEX is a broadly  diversified  index  consisting  of approximately 2,000 small  capitalization  common stocks that can be used to compare to the total  returns of funds whose  portfolios  are  invested  primarily  in small capitalization common stocks. (Mid Cap Stock Fund)

|     RUSSELL  MID CAP  VALUE  INDEX  measures  the  performance  of the  800  smallest companies  in the Russell  1000 Index,  which  represents  approximately  35% of the market capitalization of the Russell 1000 Index. (Mid Cap Stock Fund)

|     WILSHIRE  5000 EQUITY INDEX  consists of nearly 5,000 common  equity  securities, covering all stocks in the U.S.  for which daily  pricing is  available,  and can be used to  compare  to the  total  returns  of funds  whose  portfolios  are  invested primarily in common stocks. (Mid Cap Stock Fund)

|     CONSUMER PRICE INDEX is generally  considered to be a measure of inflation.  (All
   Funds)

|     NEW YORK STOCK  EXCHANGE  COMPOSITE  INDEX is a market value weighted index which relates all NYSE  stocks to an  aggregate  market  value as of  December  31,  1965, adjusted for capitalization changes. (Equity Funds)

|     VALUE  LINE  COMPOSITE  INDEX  consists  of  approximately  1,700  common  equity securities.  It is based on a  geometric  average of relative  price  changes of the component stocks and does not include income. (Equity Funds)

|     NASDAQ  OVER-THE-COUNTER  COMPOSITE  INDEX covers  4,500  stocks  traded over the counter.  It  represents  many small  company  stocks but is heavily  influenced  by about 100 of the largest NASDAQ stocks.  It is a value-weighted  index calculated on price change only and does not include income. (Mid Cap Stock Fund)

|  LEHMAN BROTHERS NEW YORK TAX-EXEMPT INDEX is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. (NY Municipal Income Fund)

|     LEHMAN  BROTHERS  STATE GENERAL  OBLIGATION  BOND INDEX is an index  comprised of all state obligation debt issues. (NY Municipal Income Fund)

|  SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

P. BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used.
   Rates are subject to change at any time specified by the institution.

P. DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and year-to-date investment results for the same money funds.

P.    MORNINGSTAR,  INC.,  an  independent  rating  service,  is the  publisher  of the
   bi-weekly   MUTUAL  FUND   VALUES.   MUTUAL  FUND  VALUES   rates  more  than  l,000
   NASDAQ-listed mutual funds of all types,  according to their risk-adjusted  returns.
   The maximum  rating is five stars,  and ratings are  effective  for two weeks.  (All
   Funds)

From time to time, the Money Market Funds will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds'
prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the
Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Income and Equity
Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION


The Financial Statements for the Funds for the fiscal year ended April 30, 2000 are incorporated by reference to the Annual Reports to Shareholders of the
Vision Group of Funds, Inc. dated April 30, 2000. Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund (the "Acquired Funds") in a
reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an "accounting survivor" of one of the
Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock
Fund's sub-adviser never managed, or provided any investment advice to, the
Acquired Funds. Accordingly, the financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of
Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock
Fund and should be evaluated in light of the Fund's organization and the differences noted above.


INVESTMENT RATINGS

STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES

VISION TREASURY MONEY MARKET FUND

Class A Shares and Class S Shares

VISION MONEY MARKET FUND

Class A Shares and Class S Shares

VISION NEW YORK TAX-FREE MONEY MARKET FUND

Class A Shares

VISION U.S. GOVERNMENT SECURITIES FUND

Class A Shares

VISION NEW YORK MUNICIPAL INCOME FUND

Class A Shares

VISION LARGE CAP VALUE FUND
(formerly Vision Equity Income Fund)
Class A Shares and Class B Shares

VISION MID CAP STOCK FUND

Class A Shares and Class B Shares


VISION LARGE CAP GROWTH FUND

Class A Shares and Class B Shares

VISION LARGE CAP CORE FUND

Class A Shares and Class B Shares

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Manufacturers and Traders Trust Company
One M&T Plaza

Buffalo, NY 14203

SUB-ADVISER TO VISION NEW YORK TAX-FREE MONEY MARKET FUND

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment Associates, Inc.
53 State Street

Boston, MA 02109

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

ADMINISTRATOR

Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

THE FOLLOWING BAR CHART APPEARS ON PAGE 2 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision Treasury Money Market Fund
as of the calendar year-end for each of ten years.

The `y' axis reflects the `% Total Return' beginning with 0% and increasing in increments of 2% up to 8%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated
directly at its base. The calculated total return percentage for the Class A
Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted
are: 7.51%, 5.27%, 3.37%, 2.84%, 3.72%, 5.45%, 4.83%, 4.94%, 4.80% and 4.38%.

THE FOLLOWING BAR CHART APPEARS ON PAGE 3 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision Money Market Fund as of the
calendar year-end for each of ten years.

The `y' axis reflects the `% Total Return' beginning with 0% and increasing in increments of 2% up to 8%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated
directly at its base. The calculated total return percentage for the Class A
Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted
are: 7.80%, 5.45%, 3.45%, 2.97%, 3.91%, 5.56%, 4.94%, 5.07%, 4.98% and 4.61%.

THE FOLLOWING BAR CHART APPEARS ON PAGE 4 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision New York Tax-Free Money
Market Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the `% Total Return' beginning with 0% and increasing in increments of 2% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated
directly at its base. The calculated total return percentage for the Class A
Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted
are: 5.06%, 3.55%, 1.87%, 1.80%, 2.34%, 3.36%, 2.97%, 3.11%, 2.94% and 2.71%.

THE FOLLOWING BAR CHART APPEARS ON PAGE 5 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision U.S. Government Securities
Fund as of the calendar year-end for each of six years.

The `y' axis reflects the `% Total Return' beginning with -10% and increasing in increments of 10% up to 20%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (4.95%), 18.25%,
2.14%, 8.91%, 8.30% and (2.34%).

THE FOLLOWING BAR CHART APPEARS ON PAGE 6 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision New York Municipal Income
Fund as of the calendar year-end for each of six years.

The `y' axis reflects the `% Total Return' beginning with -10% and increasing in increments of 10% up to 20%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (5.41%), 17.77%,
3.62%, 8.22%, 5.88% and (4.77%).

THE FOLLOWING BAR CHART APPEARS ON PAGE 7 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision Large Cap Value Fund as of
the calendar year-end for each of two years.

The `y' axis reflects the `% Total Return' beginning with -5% and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999. The percentages noted are: 15.19% and (4.36%).

THE FOLLOWING BAR CHART APPEARS ON PAGE 8 OF THE CLASS A/CLASS B SHARES
PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Vision Mid Cap Stock Fund as of
the calendar year-end for each of six years.

The `y' axis reflects the `% Total Return' beginning with -15% and increasing in increments of 15% up to 45%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (1.61%), 30.86%,
27.52%, 24.20%, (11.11%) and 14.41%.

THE FOLLOWING BAR CHART APPEARS ON PAGE 2 OF THE CLASS S SHARES PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class S Shares of Vision Treasury Money Market Fund
as of the calendar year-end for one year.

The `y' axis reflects the `% Total Return' beginning with 0% and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the one calendar year stated directly at its base. The calculated total return percentage for the Class S Shares of the Fund for the one calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is: 4.12%.

THE FOLLOWING BAR CHART APPEARS ON PAGE 2 OF THE CLASS S SHARES PROSPECTUS:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class S Shares of Vision Money Market Fund as of the
calendar year-end for one year.

The `y' axis reflects the `% Total Return' beginning with 0% and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the one calendar year stated directly at its base. The calculated total return percentage for the Class S Shares of the Fund for the one calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is: 4.35%.

PART C.    OTHER INFORMATION.
Item 23.
            (a)   (i) Conformed copy of Amended Articles of Incorporation of the
                  Registrant; 21 (ii) Conformed copy of Articles Supplementary;
                  8 (iii) Conformed copy of Articles Supplementary dated May 29,
                  1996; 15

(iv)        Conformed copy of Articles Supplementary dated  April 20, 1998; 21
(v)         Conformed Copy of Articles of Amendment effective     June 1, 1999; 25
(vi)        Conformed Copy of Articles Supplementary effective          June 1, 1999;
                     25

(vii)       Conformed copy of Articles Supplementary, dated June
                     21,                     1999; +
(viii) Conformed copy of Certificate of Correction, dated August 3, 1999; + (ix)
Conformed copy of Articles of Amendment, dated August 2, 1999; + (x) Conformed copy of Articles Supplementary, dated August 2, 1999; + (xi) Conformed copy of
Articles of Amendment, dated October 14, 1999; + (xii) Conformed copy of
Articles Supplementary, dated June 1, 2000; +

            (b)   (i)   Copy of By-Laws of the Registrant; 11
                  (ii)  Copy of Amendment No. 1 to Bylaws; 21
            (c)   (i)   Copy of Specimen Certificate for Shares of Capital Stock of the
                        Registrant; 8
                  (ii)  Copy of Specimen Certificate for Shares of Capital Stock of the
                      Vision Capital Appreciation Fund; 15

            (d)   (i)   Conformed copy of Investment Advisory Contract of the Registrant; 9
(ii)        Conformed copy of Sub-advisory Agreement for the      Vision New York
                     Tax-Free Money Market Fund; 23
                  (iii) Conformed copy of Exhibit B to Investment Advisory
Contract; 14 (iv) Conformed copy of Exhibit C to Investment Advisory Contract;
19 (v) Conformed copy of Investment Advisory Contract for the Vision New York

                     Tax-Free Money Market Fund including Exhibit A; 23

+     All Exhibits have been filed electronically.
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      11 on Form N-1A filed September 3, l993.  (File Nos. 33-20673 and 811-5514)
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed June 27, 1994.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      24 on Form N-1A filed December 20, 1996.  (File Nos. 33-20673 and 811-5514)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      29 on Form N-1A filed September 24, 1997 (File Nos. 33-20673 and 811-5514)
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

                  (vi) Conformed copy of Exhibit D to the Investment Advisory
                  Contract; 28 (vii) Conformed copy of Exhibit E to the
                  Investment Advisory Contract; 28 (viii)Conformed copy of
                  Assignment of Sub-Advisory Agreement for Vision

                        New York Tax-Free Money Market Fund; 28
                  (ix)  Conformed copy of Subadvisory Agreement for the Vision Mid Cap
                        Stock Fund; 28
                  (x)   Conformed copy of Subadvisory Agreement for the Vision Large Cap
                        Growth Fund. 29
            (e)  (i) Conformed copy of Distributor's Contract of the Registrant;
                 9 (ii) Conformed copy of Exhibit C to Distributor's Contract;
                 14 (iii) Conformed copy of Exhibit D to the Distributor's
                 Contract; 20

(iv)        Conformed copy of Exhibit E to the Distributor's      Contract; 22
(v)         Conformed Copy of Exhibit F to the Distributor's Contract;  25
(vi)        Conformed Copy of Exhibits G & H to the Distributor's   Contract; 26
                 (vii)  Conformed copy of Administrative Services Agreement of the
                        Registrant; 9
(viii)      Conformed copy of Shareholder Services Plan of  Registrant; 9
(ix)        Conformed copy of Exhibit A to Amended and Restated   Shareholder
                    Services Plan; 22
(x)         Conformed copy of Amendment #2 to Exhibit A to  Amended and Restated
                    Shareholder Services Plan; 26
(xi)        Conformed copy of Amended and Restated Shareholder    Services Agreement;

(xii)            Copy of Amendment No. 1 to Exhibit A to Shareholder    Services
                    Agreement; 14
(xiii)      Conformed Copy of Amendment No. 2 to Exhibit A to
                       Shareholder Services Agreement; 28

(xiv)            Conformed copy of Amendment No. 1 to Exhibit A to      Amended and
                    Restated Shareholder Services Plan; 24
(xv)        Conformed copy of Amendment No. 3 to Exhibit A to
                         Shareholder Services Agreement; 28
                 (xvi)   Conformed copy of Amendment No. 4 to Exhibit A to
                         Shareholder Services Agreement; 28
                 (xvii)  Conformed copy of Exhibit I to the Distributor's
                         Contract; 28
                 (xviii) Conformed copy of Amendment No. 3 to Exhibit A to
                         Amended and Restated Shareholder Services Plan. 28
           (f)    Not applicable;

+     All Exhibits have been filed electronically.
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed May 3, 1996.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed December 22, 1997.  (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)

25.   Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-
      20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed April 14, 2000 (File Nos. 33-
      20673 and 811-5514)

            (g)   (i)   Conformed copy of Custodian Agreement of the Registrant; 12
                  (ii)  Copy of Amendment No. 2 to Exhibit A to
                        Custodian Contract; 14
                  (iii) Copy of Amendment No. 3 to Exhibit A to Custodian Contract; 18
(iv)        Conformed copy of State Street Domestic Custody Fee   Schedule; 20
(v)         Conformed copy of Amendment No. 4 to Exhibit A to     Custodian Contract;

(vi)        Conformed copy of Amendment No. 5 to Exhibit A to     Custodian Contract;

            (h)   (i)   Conformed copy of Agreement for Fund Accounting Services and
                        Transfer Agency Services; 16
(ii)  Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency
                        Services; 18
(iii) Conformed copy of Amendment to Administrative Services Agreement and the
                        Agreement for Fund Accounting Services and Transfer Agency
                        Services; 20
(iv)  Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting
                        Services and Transfer Agency Services; 22
(v)                     Conformed copy of Amendment #2 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; 24

(vi)                    Conformed copy of Amendment #3 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; 26

(vii) Conformed copy of Recordkeeping Agreement including exhibits A-C; 23
(viii) Conformed copy of Amendment #1 to Exhibit A to the Recordkeeping

                        Agreement; 28
(ix)  Conformed copy of Sub-Transfer Agency Agreement; 23
(x)   Conformed copy of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency
                        Agreement; 26
(xi)  Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement;

(xii) Conformed copy of Amendment No. 4 to Exhibit 1 to the Agreement for Fund
                        Accounting Services and Transfer Agency Services. 28
(xiii)      Conformed copy of Amendment No. 2 to Exhibit A to the Sub-Transfer Agency
                        Agreement; +
(xiv) Copy of Exhibit B to the Sub-Transfer Agency Agreement; +
----------------------------------
+ All Exhibits have been filed electronically.

12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed December 22, 1997.  (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
25.         Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673     and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)

            (i)   Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; 11
            (j)   Conformed copy of Consent of Independent Auditors; +
            (k)   Not applicable;
            (l)   Conformed copy of Initial Capital Understanding; 11
(m)   (i)Copy of Rule 12b-1 Plan; 7
                  (ii) Conformed copy of 12b-1 Plan for Class B Shares and
      Exhibit A; 26
                  (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan; 14 (iv)
                  Conformed copy of Exhibit C to Rule 12b-1 Plan; 20
                  (v)Conformed copy of Exhibit D to Rule 12b-1 Agreement;22 (vi)
                  Copy of Rule 12b-1 Agreement; 7 (vii) Copy of Exhibit B to
                  Rule 12b-1 Agreement; 14 (viii) Copy of Exhibit C to Rule
                  12b-1 Agreement; 18 (ix)Amended and Restated Plan with
                  conformed copy of Exhibit D; 22

(x) Copy of Dealer (Sales) Agreement; 7 (xi) Conformed copy of Exhibit E to Rule
12b-1 Plan; 24 (xii) Conformed copy of Exhibit F to Rule 12b-1 Plan; 26

(xiii)      Conformed copy of Exhibit B to the Class B Shares Rule 12b-1 Plan; 28
            (n)   (i)   Conformed copy of the Registrant's Multiple
Class Plan with conformed copies of Exhibits A and B;22 (ii) Conformed copy of
Exhibit C to the Multiple Class Plan; 26 (iii) Conformed copy of Exhibit D to the Multiple Class Plan; 28

            (o)   Conformed copy of Power of Attorney; 14
            (p)   (i) Copy of Code of Ethics for Access Persons
                      (Manufacturers and Traders Trust Company); +
                  (ii)Copy of Code of Ethics of Vision Group of Funds,
                       Inc.; 29
                  (iii)Form of Montag & Caldwell, Inc. Code of Ethics and
                       Standards of Practice; +
                  (iv) Copy of Independence Investment Associates, Inc. and
                       Subsidiaries Code of Ethics; +
                  (v)  The Registrant hereby incorporates, on behalf of the
                       Distributor and a Sub-Adviser, the conformed copy of the
                       Code of Ethics for Access Persons from Item 23(p)

           of the Money Market Obligations Trust Registration
                       Statement on Form N-1A filed with the Commission on
                       February 25, 2000 (File Nos. 33-31602 and 811-5950).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            --------------------------------------------------------------
            None

----------------------------------
+ All Exhibits have been filed electronically.

7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed June 27, 1994.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and
      811-5514)
22. ..Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant' Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant' Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-
      20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed April 14, 2000 (File Nos. 33-
      20673 and 811-5514)

Item 25.    INDEMNIFICATION:  7
            ----------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            -----------------------------------------------------

    (a)     Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $22.4 billion bank holding company, as of December 31, 1999, headquartered in Buffalo, New York. As of December 31, 1999, M&T Bank had over
            277 offices throughout New York State and Pennsylvania, and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of
            December 31, 1999, M&T Bank had over $4.8 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1999, M&T Bank managed $1.8 billion in VISION money market mutual fund assets and $244.9 million in net assets of fluctuating mutual funds. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession,
            Vocation or Employment is with M&T Bank.

    (b)
                                                      Other Substantial

                                Position with         Business, Profession,
     NAME                       THE ADVISER           VOCATION OR EMPLOYMENT

William F. Allyn                Director              President, Welch Allyn
P.O. Box 50                                           Ventures, LLC
Skaneateles Falls, NY  13153-0050

Brent D. Baird                  Director              Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

Robert J. Bennett               Director and          Chairman, M&T Bank
P.O. Box 4983                   Executive Officer     Corporation and Vice
Syracuse, NY  13221-4983                              Chairman, M&T Bank

C. Angela Bontempo              Director              President and Chief
207 Commerce Drive                                    Executive Officer,
Amherst, NY  14228-2302                               Bryant and Stratton
                                                      Business Institute, Inc.

Robert T. Brady                 Director              Chairman of the Board
East Aurora, NY  14052-0018                           and Chief Executive
Officer, Moog Inc.

Emerson L. Brumback             Executive Officer     Executive Vice
One M&T Plaza, 19th Floor                         President, M&T Bank
Buffalo, NY  14203-2396                               Corporation and
                                                      M&T Bank

---------------------

7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)

R. Carlos Carballada            Director              Assistant to the
255 East Avenue                                       Chairman, M&T Bank
3rd Floor                                             Corporation and
Rochester, NY 14604-2624                              M&T Bank

Atwood Collins, III             Executive Officer     Executive Vice
350 Park Avenue                                       President and
6th Floor                                             Chairman,
New York, NY  10022-6022                              New York City Division
                                                      of Manufacturers and

Traders Trust Company;
                                                      and Executive Vice
                                                      President, M&T Bank
                                                      Corporation

Mark J. Czarnecki               Executive Officer     Executive Vice
One M&T Plaza                                     President,
9th Floor                                             Manufacturers and
Buffalo, NY  14203-2399                               Traders Trust Company

Richard E. Garman               Director              President and Chief
2544 Clinton Street                                   Executive Officer,
Buffalo, NY  14224-1092                               A.B.C. Paving Co., Inc.
and Buffalo Crushed                                               Stone, Inc.

James V. Glynn                  Director              President,
151 Buffalo Avenue                                    Maid of the Mist
Suite 204                                             Corporation
Niagara Falls, NY  14303-1288

Brian E. Hickey                 Executive Officer     Executive Vice President
255 East Avenue                                       and President, Rochester
3rd Floor                                             Division-Manufacturers
Rochester, NY  14604-2624                             and Traders Trust
Company; and Executive
                                                      Vice President,
                                                      M&T Bank Corporation

Patrick W.E. Hodgson            Director              President, Cinnamon
60 Bedford Road                                       Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman                Executive Officer     Executive Vice President
700 Corporate Blvd.                                   and President, Hudson
Suite 701                                             Valley Division-Newburgh, NY
12550-6046                                            Manufacturers
                                                      and Traders Trust

Company; and

                                                      Executive Vice

President, M&T Bank                                           Corporation

Samuel T. Hubbard, Jr.          Director              President & Chief
1059 West Ridge Road                                  Executive Officer,
Rochester, NY  14615-2731                             Genessee Corporation

Adam C. Kugler                  Executive Officer     Executive Vice President 350 Park
Avenue                                                and Treasurer, M&T Bank
6th Floor                                             Corporation and M&T Bank
New York, NY  10022-6022

Ray E. Logan                    Executive Officer     Executive Vice           One M&T
Plaza                                                 President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

Reginal B. Newman, II           Director              President, NOCO
2440 Sheridan Drive                                   Energy Corp.
Tonawanda, NY 14150-9416

Peter J. O'Donnell, Jr.         Director              President and Chief
675 Highland Avenue                                   Executive Officer, Pine
Clark Green, PA 18411-2502                            Tree Management
                                                      Corporation

Jorge G. Pereira                Director              Vice Chairman of the
350 Park Avenue                                       Board, M&T Bank
6th Floor                                             Corporation and
New York, NY  10022-6022                              Manufacturers and
                                                      Traders Trust Company

John L. Pett                    Executive Officer     Executive Vice President
One Fountain Plaza                                    and Chief Credit
9th Floor                                             Officer,
Buffalo, NY  14203-1495                               Manufacturers and
                                                      Traders Trust Company

and M&T Bank Corporation

Michael P. Pinto                Executive Officer     Executive Vice President
One M&T Plaza                                     and Chief Financial
19th Floor                                            Officer, Manufacturers
Buffalo, NY  14203-2399                               and Traders Trust
                                                      Company and M&T Bank
                                                      Corporation

Melinda R. Rich                 Director              President,
P.O. Box 245                                          Rich Entertainment
Buffalo, NY  14240-0245                               Group

Robert E. Sadler, Jr.           Director and          President, Manufacturers
One M&T Plaza               Executive Officer     and Traders Trust
19th Floor                                            Company and
Buffalo, NY  14203-2399                               Executive Vice
President, M&T Bank
                                                      Corporation

John L. Vensel                  Director              Chairman and Chief Executive
P.O. Box 977                                          Officer, Crucible Materials
Syracuse, NY 13201-0977                               Corporation

Herbert L. Washington           Director              President,
3280 Monroe Avenue                                    H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

Christine B. Whitman            Director              President and Chief
525 Lee Road                                          Operating Officer,
Rochester, NY 14606-4236                              Vecco Instrument, Inc.

Robert G. Wilmers               Director and          President and Chief
One M&T Plaza               Executive Officer     Executive Officer,
19th Floor                                            M&T Bank Corporation;
Buffalo, NY  14203-2399                               and Chairman of the
Board and Chief                                                         Executive Officer,
Manufacturers and                                                 Traders Trust Company

Item 27.    PRINCIPAL UNDERWRITERS:
            -----------------------

      (a)   Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following             open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series,
Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S.
Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World
Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual
Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations
Trust; Regions Funds; RIGGS Funds; SouthTrust Funds;
Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and
Vision Group of Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

      (c)  Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.                 Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania  15222-3779
                                            (Notices should be sent to the Agent          for
Service at the above address)

                                            5800 Corporate Drive,
                                            Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                       P.O. Box 8600
Services Company                            Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Administrative Services          Federated Investors Tower
("Administrator")                          1001 Libery Avenue

                                           Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders Trust            One M&T Plaza
Company                                    Buffalo, New York  14240
("Adviser")

Federated Investment Management Company   Federated Investors Tower
("Sub-Adviser" to the Vision New          1001 Liberty Avenue
York Tax-Free Money Market Fund only)     Pittsburgh, Pennsylvania  15222-3779

Independence Investment Associates, Inc.  53 State Street
("Sub-Adviser" to the Vision Mid Cap      Boston, Massachusetts 02109
Stock Fund only)

Montag & Caldwell, Inc.               3455 Peachtree Road, N.E.
("Sub-Adviser" to the Vision Large        Suite 1200
Cap Growth Fund only)                     Atlanta, GA 30326-3248

State Street Bank and Trust Company       P.O. Box 8609
("Custodian")                             Boston, Massachusetts  02266-8609

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            --------------------

Item 30.    UNDERTAKINGS:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees/Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC.,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the
28th day of June, 2000.

                              VISION GROUP OF FUNDS, INC.

                  BY: /s/C. Todd Gibson
                  C. Todd Gibson, Secretary

                  Attorney in Fact for Edward C. Gonzales
                  June 28, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Todd Gibson

    C. Todd Gibson                Attorney In Fact          June 28, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President and Treasurer
                            (Chief Executive Officer

                                  and Principal Financial and
                                  Accounting Officer)

Randall I. Benderson*             Director

Joseph J. Castiglia*              Director

Daniel R. Gernatt, Jr.*           Director

George K. Hambleton, Jr.*         Director

* By Power of Attorney